UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-01880

The Income Fund of America

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: April 30, 2015

Michael W. Stockton

The Income Fund of America

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Income Fund of America®
Investment portfolio
April 30, 2015
unaudited
Common stocks 73.53% Health care 9.99%	Shares	Value (000)
Merck & Co., Inc.	50,113,640	$2,984,768
Pfizer Inc.	61,380,000	2,082,623
Bristol-Myers Squibb Co.	28,792,500	1,834,946
Eli Lilly and Co.	10,040,000	721,575
AstraZeneca PLC[1]	9,990,000	688,455
Novartis AG1	3,762,000	388,686
Novartis AG (ADR)	500,000	50,900
GlaxoSmithKline PLC[1]	17,555,000	406,132
Baxter International Inc.	4,025,000	276,679
Roche Holding AG1	600,000	172,824
Healthscope Ltd.[1]	72,614,449	162,592
AbbVie Inc.	1,520,000	98,283
Sonic Healthcare Ltd.[1]	2,915,000	45,708
Rotech Healthcare Inc.[1,2,3]	543,172	7,876
		9,922,047
Financials 9.72%
JPMorgan Chase & Co.	19,330,200	1,222,828
Wells Fargo & Co.	20,547,000	1,132,140
CME Group Inc., Class A	10,140,400	921,864
Banco Santander, SA1,2	103,815,826	785,464
Crown Castle International Corp.	7,450,000	622,298
Suncorp Group Ltd.[1]	52,849,898	546,746
Iron Mountain Inc.[3]	13,644,780	470,608
Digital Realty Trust, Inc.[3]	7,115,000	451,162
Public Storage	2,240,000	420,918
Lamar Advertising Co., Class A	5,253,322	304,483
Prudential PLC[1]	11,775,000	293,849
Outfront Media Inc.[3]	9,064,824	260,342
HSBC Holdings PLC (HKD denominated)[1]	13,126,382	129,836
HSBC Holdings PLC (GBP denominated)[1]	9,260,749	91,861
McGraw Hill Financial, Inc.	2,000,000	208,600
BlackRock, Inc.	530,000	192,888
Equity Residential	2,597,950	191,885
Sun Hung Kai Properties Ltd.[1]	11,214,234	186,576
Weyerhaeuser Co.[2]	5,640,213	177,723
Link Real Estate Investment Trust[1]	20,401,812	126,542
Kimco Realty Corp.	4,870,040	117,368
Alexandria Real Estate Equities, Inc.	1,232,625	113,870
Camden Property Trust	1,432,100	107,522
Arthur J. Gallagher & Co.	2,160,200	103,322
Redwood Trust, Inc.[3]	5,079,717	87,320
Toronto-Dominion Bank (CAD denominated)	1,614,579	74,540
AXA SA1	2,685,000	67,781
Allianz SE1	350,000	59,849
New York Community Bancorp, Inc.	3,065,000	52,687
Bank of Nova Scotia	919,677	50,714
The Income Fund of America — Page 1 of 38

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Svenska Handelsbanken AB, Class A1	960,000	$44,161
City Holding Co.	741,000	34,064
American Tower Corp.	42,271	3,996
		9,655,807
Industrials 9.05%
General Electric Co.	76,105,000	2,060,924
Lockheed Martin Corp.	7,317,400	1,365,427
Waste Management, Inc.[3]	22,903,353	1,134,403
BAE Systems PLC[1]	104,055,000	810,018
KONE Oyj, Class B1	9,136,000	393,802
Hubbell Inc., Class B	3,430,000	373,287
Edenred SA1	11,360,000	304,368
Norfolk Southern Corp.	3,000,000	302,550
Masco Corp.	11,396,751	301,900
Ryanair Holdings PLC (ADR)	4,615,000	299,283
R.R. Donnelley & Sons Co.[3]	13,345,400	248,491
PACCAR Inc	3,382,500	221,046
Boeing Co.	1,500,000	215,010
Delta Air Lines, Inc.	4,040,000	180,346
United Technologies Corp.	1,500,000	170,625
Abertis Infraestructuras, SA, Class A1	8,826,600	162,704
Honeywell International Inc.	1,575,000	158,949
Randstad Holding NV1	1,190,000	70,539
Schneider Electric SE1	900,000	67,114
Geberit AG1	158,758	56,563
Atlas Copco AB, Class B1	1,195,000	33,236
Douglas Dynamics, Inc.[3]	1,444,000	31,407
CEVA Group PLC[1,2,4]	35,229	26,421
Atrium Corp.[1,2,4]	1,807	2
		8,988,415
Information technology 8.68%
Microsoft Corp.	61,561,100	2,994,332
Cisco Systems, Inc.	53,480,000	1,541,829
Texas Instruments Inc.	16,730,000	906,933
Analog Devices, Inc.	14,493,391	896,271
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	127,503,000	615,558
Intel Corp.	15,365,712	500,154
KLA-Tencor Corp.	6,409,290	376,866
Maxim Integrated Products, Inc.	7,796,000	255,943
Quanta Computer Inc.[1]	66,416,655	166,385
Diebold, Inc.[3]	3,925,000	136,472
Paychex, Inc.	2,000,000	96,780
STMicroelectronics NV1	11,549,289	92,038
Fidessa group PLC[1]	1,240,000	42,409
		8,621,970
Consumer staples 7.27%
Procter & Gamble Co.	15,373,700	1,222,363
Philip Morris International Inc.	13,168,200	1,099,150
Coca-Cola Co.	20,245,000	821,137
Altria Group, Inc.	15,102,000	755,855
PepsiCo, Inc.	7,800,000	741,936
Kimberly-Clark Corp.	5,100,000	559,419
The Income Fund of America — Page 2 of 38

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Nestlé SA1	6,440,000	$502,189
British American Tobacco PLC[1]	6,949,000	382,210
Kellogg Co.	4,700,000	297,651
Lorillard, Inc.	3,260,000	227,744
Campbell Soup Co.	4,500,000	201,195
General Mills, Inc.	3,620,000	200,331
Hershey Co.	1,500,000	137,880
Kraft Foods Group, Inc.	816,667	69,212
		7,218,272
Energy 6.18%
ConocoPhillips	18,766,362	1,274,611
Royal Dutch Shell PLC, Class B (ADR)	11,431,000	738,329
Royal Dutch Shell PLC, Class B1	6,003,647	193,292
Chevron Corp.	7,011,400	778,686
Spectra Energy Corp	20,855,500	776,867
BP PLC[1]	70,550,000	509,052
Coal India Ltd.[1]	85,000,000	484,049
Crescent Point Energy Corp.	14,725,000	384,571
Helmerich & Payne, Inc.	3,721,000	290,126
Baytex Energy Corp.[3]	11,989,360	234,222
ONEOK, Inc.	3,575,000	171,958
Kinder Morgan, Inc.	2,630,000	112,959
Keyera Corp.	2,665,400	93,825
TOTAL SA (ADR)	1,050,000	56,805
Husky Energy Inc.	1,750,000	39,134
General Maritime Corp.[1,2,4]	5,506	191
		6,138,677
Materials 5.18%
E.I. du Pont de Nemours and Co.	22,011,000	1,611,205
Dow Chemical Co.	18,504,900	943,750
Potash Corp. of Saskatchewan Inc.	18,650,000	608,736
MeadWestvaco Corp.	7,439,021	363,024
Nucor Corp.	7,206,300	352,100
Air Products and Chemicals, Inc.	2,425,000	347,818
Rio Tinto PLC[1]	7,468,000	332,676
BASF SE1	3,000,000	300,968
Rexam PLC[1]	23,659,795	210,105
Fletcher Building Ltd.[1]	12,239,000	77,511
		5,147,893
Consumer discretionary 4.83%
Target Corp.	9,200,000	725,236
Home Depot, Inc.	6,595,000	705,533
General Motors Co.	14,742,512	516,872
Time Warner Cable Inc.	2,372,690	369,001
Hasbro, Inc.	4,809,096	340,436
Marks and Spencer Group PLC[1]	40,000,000	338,832
Wynn Macau, Ltd.[1]	154,424,000	313,056
McDonald’s Corp.	3,200,000	308,960
Starwood Hotels & Resorts Worldwide, Inc.	2,650,000	227,768
SES SA, Class A (FDR)[1]	5,542,844	193,924
GameStop Corp., Class A	4,705,000	181,331
Compass Group PLC[1]	9,411,761	166,845
The Income Fund of America — Page 3 of 38

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
SJM Holdings Ltd.[1]	114,800,000	$145,512
ProSiebenSat.1 Media AG1	2,745,000	141,259
Genuine Parts Co.	689,282	61,932
Cooper-Standard Holdings Inc.[2]	583,009	35,575
Nokian Renkaat Oyj[1]	674,000	21,982
Adelphia Recovery Trust, Series ACC-1[2]	19,531,478	39
Revel AC, Inc.[1,2,5]	529,539	—
		4,794,093
Telecommunication services 4.39%
Verizon Communications Inc.	32,239,039	1,626,137
Telstra Corp. Ltd.[1]	141,451,533	695,575
Orange SA1	33,900,000	558,001
Deutsche Telekom AG1	18,630,000	343,911
TalkTalk Telecom Group PLC[1,3]	57,242,000	321,041
BT Group PLC[1]	45,570,000	318,407
HKT Trust and HKT Ltd., units[1]	172,254,135	230,502
CenturyLink, Inc.	4,290,000	154,268
AT&T Inc.	2,500,000	86,600
MegaFon OJSC (GDR)[1]	1,294,480	21,997
		4,356,439
Utilities 4.21%
Duke Energy Corp.	8,912,057	691,308
PG&E Corp.	11,300,000	597,996
EDP - Energias de Portugal, SA1	134,952,000	540,151
Power Assets Holdings Ltd.[1]	51,334,000	518,586
DTE Energy Co.	5,500,000	437,965
SSE PLC[1]	11,787,072	279,202
Dominion Resources, Inc.	3,570,000	255,898
FirstEnergy Corp.	6,987,983	250,938
HK Electric Investments and HK Electric Investments Ltd., units[1]	230,870,000	157,260
National Grid PLC[1]	10,800,000	145,206
TerraForm Power, Inc., Class A3	3,190,000	126,101
Exelon Corp.	2,000,000	68,040
Ratchaburi Electricity Generating Holding PCL[1]	35,748,000	65,000
ONE Gas, Inc.	1,175,750	49,346
		4,182,997
Miscellaneous 4.03%
Other common stocks in initial period of acquisition		4,004,932
Total common stocks (cost: $55,464,258,000)		73,031,542
Preferred securities 0.47% Financials 0.47%
Citigroup Inc., Series K, depositary shares	2,938,203	79,978
Citigroup Inc. 7.875% preferred	2,637,610	68,288
Vornado Realty Trust, Series I, 6.625%	3,380,000	85,480
U.S. Bancorp, Series G, noncumulative convertible preferred	2,270,400	61,301
PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	2,000,000	56,120
Wells Fargo & Co., Class A, Series Q, 5.85% depositary shares preferred noncumulative	1,600,000	42,096
HSBC Holdings PLC, Series 2, 8.00%	1,505,000	39,521
The Income Fund of America — Page 4 of 38

unaudited
Preferred securities Financials (continued)	Shares	Value (000)
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	1,200,000	$29,808
Morgan Stanley, Series I, depositary shares	272,400	7,110
Total preferred securities (cost: $448,416,000)		469,702
Rights & warrants 0.00% Energy 0.00%
General Maritime Corp., warrants, expire 2017[1,2,4]	8,514	30
Total rights & warrants (cost: $2,171,000)		30
Convertible stocks 0.59% Materials 0.13%
Alcoa Inc., Class B, Series 1, cummulative convertible preferred 2017	2,500,000	114,050
Cliffs Natural Resources Inc., Series A, 7.00% convertible preferred 2016[3]	2,925,000	17,491
		131,541
Energy 0.12%
Chesapeake Energy Corporation 5.75% convertible preferred[4]	125,700	118,763
Industrials 0.04%
CEVA Group PLC, Series A-1, 3.275% convertible preferred[1]	29,937	31,434
CEVA Group PLC, Series A-2, 2.275% convertible preferred[1,5]	13,633	10,225
Consumer staples 0.04%
Bunge Ltd. 4.875% convertible preferred	322,700	34,800
Financials 0.02%
American Tower Corp., Series A, convertible preferred	200,000	20,736
Miscellaneous 0.24%
Other convertible stocks in initial period of acquisition		241,551
Total convertible stocks (cost: $657,226,000)		589,050
Convertible bonds 0.45% Energy 0.05%	Principal amount (000)
American Energy (Permian Basin) 8.00% convertible notes 2022[4,6]	$ 22,500	19,912
American Energy Utica, LLC 3.50% convertible notes 2021[4,6,7]	53,232	25,818
		45,730
Financials 0.02%
Lloyds Banking Group PLC 7.50% convertible notes 2049[7]	21,200	22,684
Miscellaneous 0.38%
Other convertible bonds in initial period of acquisition		373,444
Total convertible bonds (cost: $467,649,000)		441,858
The Income Fund of America — Page 5 of 38

unaudited
Bonds, notes & other debt instruments 20.35% Corporate bonds & notes 14.36% Financials 2.77%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.60% 2015	$7,445	$7,523
ACE INA Holdings Inc. 3.35% 2024	3,300	3,434
ACE INA Holdings Inc. 3.15% 2025	12,705	12,947
Alexandria Real Estate Equities, Inc. 2.75% 2020	795	796
Alexandria Real Estate Equities, Inc. 3.90% 2023	2,000	2,043
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,355	1,407
American Campus Communities, Inc. 3.75% 2023	3,985	4,039
American Campus Communities, Inc. 4.125% 2024	19,700	20,473
American Express Co. 6.15% 2017	12,610	13,982
American Express Credit Co. 1.55% 2017	7,730	7,776
American International Group, Inc. 2.30% 2019	9,785	9,904
American International Group, Inc. 3.375% 2020	13,000	13,650
American International Group, Inc. 4.125% 2024	495	533
American International Group, Inc. 3.875% 2035	7,000	6,836
American International Group, Inc. 4.50% 2044	3,000	3,094
American Tower Corp. 3.40% 2019	6,400	6,639
American Tower Corp. 7.25% 2019	15,025	17,517
ANZ National (International) Ltd. 3.125% 2015[4]	10,000	10,071
AvalonBay Communities, Inc. 3.625% 2020	2,990	3,165
AXA SA, Series B, junior subordinated 6.379% (undated)[4,7]	4,155	4,680
Bank of America Corp. 3.75% 2016	9,975	10,289
Bank of America Corp. 1.25% 2017	8,500	8,533
Bank of America Corp. 5.75% 2017	8,100	8,906
Bank of America Corp. 5.625% 2020	9,000	10,319
Bank of America Corp. 5.00% 2021	3,500	3,928
Bank of America Corp. 4.00% 2024	12,025	12,622
Bank of America Corp. 4.00% 2025	14,823	14,727
Bank of America Corp., Series L, 2.65% 2019	8,500	8,656
Bank of America Corp., Series L, 2.25% 2020	7,400	7,353
Bank of America Corp., Series L, 3.95% 2025	25,557	25,255
Bank of America Corp. junior subordinated 6.50% noncumulative (undated)[7]	13,500	14,432
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)[7]	30,924	33,553
Bank of New York Mellon Corp., Series G, 2.50% 2016	10,000	10,143
Bank of Nova Scotia 2.55% 2017	9,000	9,241
Barclays Bank PLC 3.65% 2025	16,785	16,599
BB&T Corp. 1.00% 2017	8,500	8,501
BB&T Corp. 2.45% 2020	24,000	24,292
BBVA Bancomer SA 6.50% 2021[4]	7,200	8,006
Berkshire Hathaway Finance Corp. 4.30% 2043	1,800	1,916
Berkshire Hathaway Inc. 2.20% 2016	11,500	11,737
Berkshire Hathaway Inc. 2.90% 2020	6,000	6,309
Berkshire Hathaway Inc. 4.40% 2042	2,000	2,153
BNP Paribas 3.60% 2016	10,000	10,227
BPCE SA group 4.00% 2024	3,525	3,711
BPCE SA group 4.625% 2024[4]	6,400	6,506
BPCE SA group 5.15% 2024[4]	11,725	12,343
Brandywine Operating Partnership, LP 5.70% 2017	20	21
Brandywine Operating Partnership, LP 3.95% 2023	1,729	1,751
CIT Group Inc. 4.25% 2017	9,000	9,180
CIT Group Inc. 5.00% 2017	21,000	21,787
CIT Group Inc. 3.875% 2019	41,255	40,997
CIT Group Inc., Series C, 5.50% 2019[4]	13,650	14,273
Citigroup Inc. 3.30% 2025	8,400	8,340
Citigroup Inc, Series O, 5.875% (undated)	22,981	23,182
The Income Fund of America — Page 6 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup Inc., Series P, 5.95% (undated)	$25,090	$24,988
Citigroup Inc. 4.587% 2015	10,885	11,138
Citigroup Inc. 3.953% 2016	7,115	7,348
Citigroup Inc. 8.50% 2019	4,894	6,062
Citigroup Inc. 2.40% 2020	10,820	10,841
Citigroup Inc. 3.875% 2025	21,000	20,811
Citigroup Inc., Series A, junior subordinated 5.95% (undated)[7]	13,295	13,262
CNA Financial Corp. 3.95% 2024	6,705	6,898
Communications Sales & Leasing, Inc. 6.00% 2023[4]	4,975	5,007
Communications Sales & Leasing, Inc. 8.25% 2023[4]	4,925	5,067
Corporate Office Properties LP 5.25% 2024	9,150	9,890
Corporate Office Properties Trust 3.60% 2023	320	309
Credit Agricole SA 4.375% 2025[4]	21,920	21,726
Credit Suisse Group AG 3.625% 2024	6,210	6,368
Crescent Resources 10.25% 2017[4]	36,046	38,524
Crown Castle International Corp. 4.875% 2022	9,800	10,241
DCT Industrial Trust Inc. 4.50% 2023	5,150	5,444
DDR Corp. 3.625% 2025	10,000	9,950
Developers Diversified Realty Corp. 5.50% 2015	15,776	15,776
Developers Diversified Realty Corp. 9.625% 2016	8,395	9,000
Developers Diversified Realty Corp. 7.50% 2017	38,892	43,081
Developers Diversified Realty Corp. 4.75% 2018	5,000	5,376
Developers Diversified Realty Corp. 7.875% 2020	7,795	9,671
Discover Financial Services 4.20% 2023	5,460	5,706
EPR Properties 4.50% 2025	7,755	7,873
ERP Operating LP 7.125% 2017	10,000	11,320
Essex Portfolio L.P. 3.625% 2022	9,550	9,837
Essex Portfolio L.P. 3.25% 2023	4,400	4,392
Essex Portfolio L.P. 3.875% 2024	12,650	13,125
Essex Portfolio L.P. 3.50% 2025	11,935	12,027
Goldman Sachs Group, Inc. 3.625% 2016	22,600	23,069
Goldman Sachs Group, Inc. 1.071% 2017[7]	31,718	31,868
Goldman Sachs Group, Inc. 2.55% 2019	16,200	16,405
Goldman Sachs Group, Inc. 2.60% 2020	23,930	24,066
Goldman Sachs Group, Inc. 5.25% 2021	23,000	26,071
Goldman Sachs Group, Inc. 5.75% 2022	20,000	23,211
Goldman Sachs Group, Inc. 3.625% 2023	8,500	8,748
Goldman Sachs Group, Inc. 3.85% 2024	8,620	8,919
Goldman Sachs Group, Inc. 3.50% 2025	7,965	7,990
HBOS PLC 6.75% 2018[4]	17,300	19,387
Hospitality Properties Trust 6.30% 2016	8,650	8,901
Hospitality Properties Trust 5.625% 2017	10,169	10,832
Hospitality Properties Trust 6.70% 2018	12,625	13,827
Hospitality Properties Trust 5.00% 2022	6,500	6,938
Hospitality Properties Trust 4.50% 2023	11,060	11,342
Hospitality Properties Trust 4.50% 2025	5,940	6,055
HSBC Holdings PLC 4.25% 2024	17,070	17,792
HSBK (Europe) BV 7.25% 2017[4]	25,570	26,410
Icahn Enterprises Finance Corp. 3.50% 2017	26,550	26,749
Intercontinentalexchange, Inc. 2.50% 2018	12,000	12,365
International Lease Finance Corp. 8.625% 2015	3,000	3,075
Intesa Sanpaolo SpA 5.017% 2024[4]	28,110	28,378
Iron Mountain Inc. 6.00% 2023[3]	950	1,015
Iron Mountain Inc. 5.75% 2024[3]	4,325	4,487
The Income Fund of America — Page 7 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
iStar Financial Inc. 4.00% 2017	$25,500	$25,255
iStar Financial Inc., Series B, 9.00% 2017	37,360	41,236
iStar Financial Inc. 4.875% 2018	11,575	11,589
iStar Financial Inc. 5.00% 2019	14,275	14,275
JPMorgan Chase & Co. 1.35% 2017	12,240	12,284
JPMorgan Chase & Co. 2.25% 2020	10,500	10,481
JPMorgan Chase & Co. 3.25% 2022	5,000	5,080
JPMorgan Chase & Co. 3.20% 2023	8,000	8,054
JPMorgan Chase & Co. 3.875% 2024	10,535	10,683
JPMorgan Chase & Co. 3.125% 2025	14,442	14,262
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	44,440	44,607
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[7]	74,825	79,876
JPMorgan Chase & Co., Series S, junior subordinated, perpetual, 6.75% (undated)[7]	36,535	40,090
Keybank National Association 2.50% 2019	9,000	9,169
Kimco Realty Corp., Series C, 5.783% 2016	15,000	15,605
Kimco Realty Corp. 5.70% 2017	17,250	18,669
Kimco Realty Corp. 4.30% 2018	1,000	1,074
Kimco Realty Corp. 6.875% 2019	10,844	12,831
Leucadia National Corp. 5.50% 2023	13,255	13,640
Liberty Mutual Group Inc. 4.25% 2023[4]	4,400	4,668
Liberty Mutual Group Inc. 4.85% 2044[4]	1,500	1,568
Liberty Mutual Group Inc., Series A, 7.80% 2087[4,7]	19,415	23,979
Lloyds Banking Group PLC 2.30% 2018	3,625	3,694
Lloyds Banking Group PLC 4.50% 2024	19,000	19,524
MetLife Capital Trust IV, junior subordinated 7.875% 2067[4,7]	14,430	19,192
MetLife Capital Trust X, junior subordinated 9.25% 2068[4,7]	500	749
MetLife Global Funding I 2.50% 2015[4]	10,000	10,084
MetLife Global Funding I 2.30% 2019[4]	17,880	18,167
MetLife Global Funding I 2.00% 2020[4]	5,135	5,118
Metlife, Inc. 3.60% 2024	3,775	3,941
Metlife, Inc. 4.05% 2045	10,155	9,994
Morgan Stanley 3.80% 2016	5,125	5,276
Morgan Stanley 2.375% 2019	6,500	6,530
Morgan Stanley 2.65% 2020	9,546	9,669
Morgan Stanley 3.70% 2024	635	651
Morgan Stanley, Series F, 3.875% 2024	7,500	7,782
Morgan Stanley 4.35% 2026	17,425	17,799
Morgan Stanley 4.30% 2045	3,375	3,331
Nationwide Mutual Insurance Co. 2.561% 2024[4,7]	8,150	8,167
New York Life Global Funding 2.10% 2019[4]	11,000	11,194
New York Life Global Funding 1.95% 2020[4]	1,820	1,817
Ocwen Financial Corp. 6.625% 2019[4]	10,200	9,511
Outfront Media Inc. 5.625% 2024[3,4]	7,075	7,367
Piedmont Operating Partnership LP 3.40% 2023	1,750	1,700
PNC Bank 2.40% 2019	7,825	7,957
PNC Financial Services Group, Inc. 2.854% 2022	8,710	8,744
PNC Financial Services Group, Inc. 3.90% 2024	13,125	13,656
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)[7]	10,250	11,547
PNC Preferred Funding Trust I, junior subordinated 1.921% (undated)[4,7]	23,800	22,104
PRICOA Global Funding I 1.35% 2017[4]	11,500	11,534
Prologis, Inc. 2.75% 2019	4,100	4,204
Prologis, Inc. 3.35% 2021	2,750	2,850
Prologis, Inc. 4.25% 2023	30,260	32,260
Prudential Financial, Inc. 3.50% 2024	13,700	14,046
The Income Fund of America — Page 8 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Prudential Financial, Inc. 4.60% 2044	$2,500	$2,547
QBE Insurance Group Ltd. 2.40% 2018[4]	16,910	17,126
Rabobank Nederland 2.25% 2019	8,000	8,126
Rabobank Nederland 4.625% 2023	17,280	18,622
RBS Capital Trust II 6.425% noncumulative trust (undated)[7]	6,005	6,951
Realogy Corp. 4.50% 2019[4]	42,575	43,516
Realogy Corp. 5.25% 2021[4]	12,100	12,418
Realogy Corp., LOC, 4.40% 2016[7,8,9]	3,400	3,368
Regions Financial Corp. 5.75% 2015	2,835	2,851
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[4,7]	12,735	15,155
Ryman Hospitality Properties, Inc. 5.00% 2021	9,900	10,110
Ryman Hospitality Properties, Inc. 5.00% 2023[4]	4,725	4,808
Scentre Group 2.375% 2019[4]	7,000	7,057
Scentre Group 2.375% 2021[4]	4,575	4,541
Scentre Group 3.25% 2025[4]	6,790	6,689
Scentre Group 3.50% 2025[4]	17,280	17,468
Select Income REIT 2.85% 2018	12,200	12,354
Select Income REIT 3.60% 2020	12,575	12,985
Select Income REIT 4.15% 2022	3,300	3,335
Select Income REIT 4.50% 2025	2,540	2,540
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% (undated)[4,7]	116,330	141,574
Société Générale, junior subordinated 5.922% (undated)[4,7]	45,073	47,327
Synovus Financial Corp. 7.875% 2019	23,506	26,679
Toronto-Dominion Bank 2.375% 2016	4,275	4,377
Toronto-Dominion Bank 2.25% 2019	11,000	11,129
UDR, Inc. 3.70% 2020	2,320	2,447
Unum Group 7.125% 2016	6,740	7,278
UnumProvident Finance Co. PLC 6.85% 2015[4]	14,529	14,977
US Bancorp., Series T, 1.65% 2017	10,000	10,149
US Bancorp. 3.70% 2024	10,000	10,691
WEA Finance LLC 1.75% 2017[4]	12,360	12,450
WEA Finance LLC 2.70% 2019[4]	15,195	15,413
WEA Finance LLC 3.75% 2024[4]	7,600	7,822
Wells Fargo & Co. 3.676% 2016	10,000	10,329
Wells Fargo & Co. 2.125% 2019	16,000	16,167
Wells Fargo & Co. 2.15% 2020	10,000	10,008
Wells Fargo & Co. 4.60% 2021	45,000	50,286
Wells Fargo & Co. 3.30% 2024	5,000	5,082
Wells Fargo & Co. 3.00% 2025	4,395	4,341
Wells Fargo & Co. 4.10% 2026	6,650	6,905
Wells Fargo & Co. 3.90% 2045	4,650	4,515
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)[7]	86,566	95,980
Westpac Banking Corp. 3.00% 2015	9,000	9,140
		2,756,022
Consumer discretionary 2.11%
21st Century Fox America, Inc. 3.70% 2024	12,000	12,631
Amazon.com, Inc. 4.80% 2034	12,000	12,827
Amazon.com, Inc. 4.95% 2044	18,000	19,175
American Honda Finance Corp. 2.25% 2019	8,500	8,632
Boyd Gaming Corp. 9.125% 2018	88,575	92,893
Boyd Gaming Corp. 9.00% 2020	18,000	19,530
Burger King Corp. 6.00% 2022[4]	26,025	27,001
Cablevision Systems Corp. 8.00% 2020	20,000	23,000
The Income Fund of America — Page 9 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Carnival Corp. 3.95% 2020	$11,290	$12,020
CBS Corp. 1.95% 2017	5,000	5,055
CBS Corp. 2.30% 2019	5,000	5,009
CBS Corp. 3.50% 2025	10,000	10,028
CBS Outdoor Americas Inc. 5.25% 2022	25,000	25,938
CBS Outdoor Americas Inc. 5.625% 2024	1,700	1,777
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	8,000	8,320
CCO Holdings LLC and CCO Holdings Capital Corp. 6.50% 2021	7,000	7,287
Cedar Fair, LP 5.375% 2024[4]	19,275	20,046
Cengage Learning Acquisitions, Inc., Term Loan B, 7.00% 2020[7,8,9]	8,958	9,030
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	45,125	47,776
Cinemark USA, Inc. 5.125% 2022	7,950	8,258
CityCenter Holdings, Term Loan B, 4.25% 2020[7,8,9]	2,841	2,865
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	24,185	25,515
Cleopatra Finance Ltd 6.25% 2022[4]	19,000	18,858
Comcast Corp. 5.90% 2016	10,000	10,463
Comcast Corp. 5.65% 2035	7,000	8,467
Comcast Corp. 6.45% 2037	25,000	32,980
Comcast Corp. 4.75% 2044	15,355	16,859
Communications Sales & Leasing, Inc., Term Loan B, 5.00% 2022[7,8,9]	7,750	7,750
Cooper-Standard Holdings Inc., Term Loan B, 4.00% 2021[7,8,9]	8,188	8,239
Cox Communications, Inc. 5.875% 2016[4]	25,000	26,788
Cumulus Media Holdings Inc. 7.75% 2019	27,945	27,002
Cumulus Media Inc., Term Loan B, 4.25% 2020[7,8,9]	10,624	10,494
DaimlerChrysler North America Holding Corp. 2.625% 2016[4]	2,000	2,046
DaimlerChrysler North America Holding Corp. 1.375% 2017[4]	8,585	8,612
DaimlerChrysler North America Holding Corp. 2.375% 2018[4]	2,000	2,046
DaimlerChrysler North America Holding Corp. 2.25% 2019[4]	14,000	14,155
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	16,990	17,035
DaimlerChrysler North America Holding Corp. 3.25% 2024[4]	2,270	2,346
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,000	3,101
Delta 2 (Formula One), Term Loan B, 4.75% 2021[7,8,9]	5,675	5,693
Delta 2 (Formula One), Term Loan B, 7.75% 2022[7,8,9]	13,125	13,177
DISH DBS Corp. 4.625% 2017	23,825	24,599
DISH DBS Corp. 4.25% 2018	36,875	37,627
DISH DBS Corp. 7.875% 2019	1,425	1,612
DISH DBS Corp. 5.125% 2020	10,000	10,138
Family Tree Escrow LLC 5.25% 2020[4]	4,025	4,236
Family Tree Escrow LLC 5.75% 2023[4]	8,050	8,493
Federated Department Stores, Inc. 6.90% 2029	7,925	10,263
Ford Motor Credit Co. 1.70% 2016	8,500	8,547
Ford Motor Credit Co. 2.50% 2016	7,000	7,076
Ford Motor Credit Co. 8.00% 2016	1,500	1,657
Ford Motor Credit Co. 2.145% 2018	8,170	8,252
Ford Motor Credit Co. 2.375% 2018	10,905	11,081
Ford Motor Credit Co. 2.597% 2019	7,270	7,352
Ford Motor Credit Co. 3.219% 2022	16,000	16,302
Ford Motor Credit Co. 4.375% 2023	8,850	9,512
Ford Motor Credit Co. 3.664% 2024	7,000	7,166
Gannett Co., Inc. 5.125% 2019	7,925	8,391
Gannett Co., Inc. 4.875% 2021[4]	6,835	7,040
Gannett Co., Inc. 6.375% 2023	4,065	4,416
Gannett Co., Inc. 5.50% 2024[4]	6,500	6,776
General Motors Co. 4.00% 2025	9,345	9,467
The Income Fund of America — Page 10 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Co. 5.20% 2045	$14,500	$15,396
General Motors Financial Co. 6.75% 2018	2,760	3,127
General Motors Financial Co. 3.50% 2019	8,795	9,018
General Motors Financial Co. 4.375% 2021	21,275	22,629
General Motors Financial Co. 3.45% 2022	33,990	33,819
Hilton Worldwide Finance LLC 5.625% 2021	11,565	12,259
Hilton Worldwide, Term Loan B, 3.50% 2020[7,8,9]	16,391	16,470
Home Depot, Inc. 2.00% 2019	29,000	29,495
Home Depot, Inc. 5.95% 2041	25,000	32,442
Hyundai Capital America 2.60% 2020[4]	3,250	3,297
Hyundai Capital Services Inc. 2.625% 2020[4]	1,055	1,066
iHeartCommunications, Inc. 10.625% 2023[4]	18,685	19,059
La Quinta Properties, Inc., First Lien Term Loan B, 4.00% 2021[7,8,9]	19,128	19,226
Limited Brands, Inc. 8.50% 2019	16,105	19,487
Limited Brands, Inc. 7.00% 2020	21,271	24,674
Limited Brands, Inc. 6.625% 2021	23,754	27,317
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	17,225	17,548
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	7,775	8,358
MGM Resorts International 7.50% 2016	8,425	8,909
MGM Resorts International 8.625% 2019	5,425	6,242
MGM Resorts International 6.75% 2020	7,350	7,947
MGM Resorts International 7.75% 2022	17,000	19,168
MGM Resorts International 6.00% 2023	15,000	15,600
Michaels Stores, Inc. 7.50% 2018[4,6,7]	1,127	1,151
Michaels Stores, Inc. 5.875% 2020[4]	14,125	14,725
Mohegan Tribal Gaming Authority 11.00% 2018[4,6,7]	11,950	11,980
Myriad International Holdings 6.00% 2020[4]	40,000	44,600
NBC Universal Enterprise, Inc. 0.960% 2018[4,7]	8,625	8,693
NBC Universal Enterprise, Inc. 5.25% (undated)[4]	37,105	39,331
NBCUniversal Media, LLC 2.875% 2016	10,000	10,212
NCL Corp. Ltd. 5.00% 2018	575	589
NCL Corp. Ltd. 5.25% 2019[4]	17,000	17,638
Needle Merger Sub Corp. 8.125% 2019[4]	33,920	34,005
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	49,600	53,444
Neiman Marcus Group LTD Inc. 8.75% 2021[4,6,7]	16,760	18,101
Neiman Marcus, Term Loan B, 4.25% 2020[7,8,9]	37,082	37,231
PETCO Animal Supplies, Inc. 9.25% 2018[4]	21,600	22,761
PETsMART, Inc. 7.125% 2023[4]	14,500	15,261
Pinnacle Entertainment, Inc. 6.375% 2021	17,275	18,463
Playa Resorts Holding BV 8.00% 2020[4]	21,240	22,196
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[7,8,9]	5,414	5,428
President & Fellows of Harvard College 3.619% 2037	10,000	10,036
RCI Banque 3.50% 2018[4]	12,500	13,074
Royal Caribbean Cruises Ltd. 11.875% 2015	21,425	21,880
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	11,950	12,697
Schaeffler Holding Finance BV 7.625% 2018[4,6,7]	5,450	5,716
Schaeffler Holding Finance BV 6.25% 2019[4,6]	18,500	19,772
Seminole Tribe of Florida 6.535% 2020[4,8]	8,830	9,625
Six Flags Entertainment Corp. 5.25% 2021[4]	19,387	20,162
Sotheby’s Holdings, Inc. 5.25% 2022[4]	4,475	4,486
Stackpole Intl. 7.75% 2021[4]	37,765	37,765
Standard Pacific Corp. 8.375% 2021	2,475	2,908
Station Casinos LLC 7.50% 2021	2,500	2,706
Thomson Reuters Corp. 1.30% 2017	1,510	1,511
The Income Fund of America — Page 11 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Thomson Reuters Corp. 1.65% 2017	$6,765	$6,783
Thomson Reuters Corp. 4.30% 2023	1,285	1,376
Thomson Reuters Corp. 5.65% 2043	1,425	1,650
Time Inc. 5.75% 2022[4]	6,250	6,121
Time Inc., Term Loan B, 4.25% 2021[7,8,9]	9,764	9,813
Time Warner Cable Inc. 6.75% 2018	18,630	20,790
Time Warner Cable Inc. 5.00% 2020	35,000	37,020
Time Warner Inc. 5.875% 2016	8,000	8,589
Time Warner Inc. 4.75% 2021	15,000	16,640
Time Warner Inc. 4.05% 2023	2,735	2,931
Time Warner Inc. 3.55% 2024	3,000	3,074
Time Warner Inc. 4.65% 2044	8,500	8,804
Toyota Motor Credit Corp. 1.45% 2018	2,000	2,015
Toyota Motor Credit Corp. 2.125% 2019	1,500	1,521
Toyota Motor Credit Corp. 2.15% 2020	15,000	15,144
Univision Communications Inc., Term Loan C3, 4.00% 2020[7,8,9]	17,098	17,124
Univision Communications Inc., Term Loan D, 4.00% 2020[7,8,9]	4,968	4,975
Viacom Inc. 2.75% 2019	945	960
Viacom Inc. 3.875% 2024	1,250	1,263
Viacom Inc. 4.85% 2034	370	367
Viacom Inc. 5.85% 2043	1,750	1,866
Viacom Inc. 5.25% 2044	1,000	1,006
Virgin Media Secured Finance PLC 5.375% 2021[4,8]	15,840	16,632
Volkswagen Group of America Finance, LLC 1.60% 2017[4]	6,000	6,041
Volkswagen Group of America Finance, LLC 2.45% 2019[4]	1,385	1,414
Volkswagen International Finance NV 2.875% 2016[4]	2,000	2,044
Volkswagen International Finance NV 2.375% 2017[4]	14,500	14,828
Walt Disney Co. 1.10% 2017	7,575	7,599
Warner Music Group 6.00% 2021[4]	15,146	15,638
Warner Music Group 5.625% 2022[4]	9,087	9,235
Warner Music Group 6.75% 2022[4]	13,750	13,131
Weather Company, Term Loan, 7.00% 2020[7,8,9]	2,500	2,369
WPP Finance 2010 3.75% 2024	2,000	2,078
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	5,125	5,221
Wynn Macau, Ltd. 5.25% 2021[4]	45,050	42,460
ZF Friedrichshafen AG 4.00% 2020[4]	9,740	9,850
ZF Friedrichshafen AG 4.50% 2022[4]	6,880	6,940
ZF Friedrichshafen AG 4.75% 2025[4]	3,980	4,010
		2,090,749
Health care 1.89%
AbbVie Inc. 2.90% 2022	7,200	7,133
AbbVie Inc. 4.40% 2042	14,955	14,783
Actavis Funding SCS 2.35% 2018	16,700	16,908
Actavis Funding SCS 3.00% 2020	16,590	16,919
Actavis Funding SCS 3.45% 2022	20,180	20,544
Actavis Funding SCS 3.80% 2025	13,710	13,891
Actavis Funding SCS 4.55% 2035	18,570	18,693
Actavis Funding SCS 4.75% 2045	18,040	18,260
Aetna Inc. 2.20% 2019	1,195	1,205
Amgen Inc. 2.125% 2020	1,800	1,794
Amgen Inc. 2.70% 2022	5,990	5,950
Amgen Inc. 3.125% 2025	4,700	4,656
Amgen Inc. 4.40% 2045	3,800	3,758
The Income Fund of America — Page 12 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Baxter International Inc. 1.85% 2018	$3,180	$3,204
Bayer AG 2.375% 2019[4]	11,390	11,569
Bayer AG 3.00% 2021[4]	3,360	3,471
Bayer AG 3.375% 2024[4]	7,190	7,424
Baylor Scott & White Holdings 4.185% 2045	6,250	6,188
Becton, Dickinson and Co. 2.675% 2019	8,600	8,782
Becton, Dickinson and Co. 3.734% 2024	1,305	1,351
Becton, Dickinson and Co. 4.685% 2044	3,800	3,997
Boston Scientific Corp. 6.40% 2016	21,735	22,967
Boston Scientific Corp. 6.00% 2020	5,375	6,182
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	1,002
Celgene Corp. 3.625% 2024	13,610	14,118
Celgene Corp. 4.625% 2044	6,050	6,217
Centene Corp. 5.75% 2017	10,060	10,701
Centene Corp. 4.75% 2022	27,700	29,189
Concordia Healthcare Corp. 7.00% 2023[4]	9,495	9,661
ConvaTec Finance International SA 8.25% 2019[4,6,7]	19,630	19,814
DaVita HealthCare Partners Inc. 5.00% 2025	8,025	8,045
DENTSPLY International Inc. 2.75% 2016	5,620	5,723
DJO Finance LLC 9.75% 2017	13,253	13,651
DJO Finance LLC 7.75% 2018	22,831	23,776
DJO Finance LLC 8.75% 2018	22,175	23,211
DJO Finance LLC 9.875% 2018	10,565	11,093
DJO Finco Inc. 8.125% 2021[4]	37,305	37,958
Eli Lilly and Co. 1.25% 2018	6,885	6,908
EMD Finance LLC 1.70% 2018[4]	18,900	19,023
EMD Finance LLC 2.40% 2020[4]	30,400	30,798
EMD Finance LLC 2.95% 2022[4]	18,600	18,908
EMD Finance LLC 3.25% 2025[4]	36,400	36,683
Endo Finance LLC & Endo Finco Inc. 7.00% 2019[4]	2,450	2,563
Endo Finance LLC & Endo Finco Inc. 7.00% 2020[4]	6,350	6,707
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	4,575	4,644
Express Scripts Inc. 3.125% 2016	13,564	13,883
Express Scripts Inc. 7.25% 2019	8,985	10,762
Gilead Sciences, Inc. 3.05% 2016	10,265	10,611
Gilead Sciences, Inc. 4.80% 2044	3,360	3,676
Gilead Sciences, Inc. 4.50% 2045	3,400	3,589
HCA Inc. 3.75% 2019	39,287	40,564
HCA Inc. 6.50% 2020	16,050	18,337
HCA Inc. 5.00% 2024	2,080	2,226
Humana Inc. 3.85% 2024	4,400	4,570
Humana Inc. 4.95% 2044	31,100	33,519
inVentiv Health Inc, Term Loan B4, 7.75% 2018[7,8,9]	19,305	19,414
inVentiv Health Inc. 9.00% 2018[4]	38,535	40,654
inVentiv Health Inc. 11.00% 2018[4]	22,533	21,632
inVentiv Health Inc. 11.00% 2018[4]	13,010	12,522
inVentiv Health Inc. 12.00% 2018[4,6,7]	49,568	49,609
Jaguar Holding Co. 9.375% 2017[4,6,7]	2,515	2,578
Kindred Healthcare, Inc. 8.00% 2020[4]	15,625	16,934
Kindred Healthcare, Inc. 8.75% 2023[4]	920	1,030
Kinetic Concepts, Inc. 10.50% 2018	81,042	87,424
Kinetic Concepts, Inc. 12.50% 2019	26,350	28,853
Laboratory Corporation of America Holdings 2.625% 2020	4,900	4,947
Laboratory Corporation of America Holdings 3.20% 2022	5,335	5,385
The Income Fund of America — Page 13 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Laboratory Corporation of America Holdings 3.60% 2025	$4,440	$4,434
Laboratory Corporation of America Holdings 4.70% 2045	9,835	9,822
Mallinckrodt PLC 4.875% 2020[4]	7,320	7,476
McKesson Corp. 0.95% 2015	1,135	1,138
McKesson Corp. 3.25% 2016	7,525	7,678
McKesson Corp. 1.40% 2018	745	744
McKesson Corp. 2.284% 2019	5,875	5,945
McKesson Corp. 4.75% 2021	3,475	3,874
McKesson Corp. 3.796% 2024	12,005	12,562
Medco Health Solutions, Inc. 2.75% 2015	6,305	6,350
Medtronic, Inc. 2.50% 2020[4]	16,775	17,184
Medtronic, Inc. 3.50% 2025[4]	4,700	4,868
Medtronic, Inc. 4.375% 2035[4]	14,095	14,918
Medtronic, Inc. 4.625% 2045[4]	11,035	11,911
Merck & Co., Inc. 1.10% 2018	6,710	6,702
Merck & Co., Inc. 2.35% 2022	5,200	5,180
Merck & Co., Inc. 3.70% 2045	3,510	3,400
Multiplan Inc., Term Loan B, 3.75% 2021[7,8,9]	56,477	56,544
Novartis Capital Corp. 3.40% 2024	4,390	4,639
Ortho-Clinical Diagnostics Inc. 6.625% 2022[4]	13,940	12,407
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[7,8,9]	23,781	23,762
Pfizer Inc. 3.40% 2024	20,000	20,764
Pfizer Inc. 7.20% 2039	3,348	4,789
Pfizer Inc. 4.40% 2044	25,317	26,764
PRA Holdings, Inc. 9.50% 2023[4]	4,941	5,602
Roche Holdings, Inc. 2.25% 2019[4]	22,750	23,173
Roche Holdings, Inc. 2.875% 2021[4]	22,750	23,411
Roche Holdings, Inc. 3.35% 2024[4]	7,300	7,637
Roche Holdings, Inc. 4.00% 2044[4]	1,200	1,264
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[1,3,7,8,9]	11,919	11,859
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[1,3,7,8,9]	9,200	9,154
Rotech Healthcare Inc., Term Loan, 13.00% 2020[1,3,6,7,8,9]	20,183	20,082
Select Medical Holdings Corp. 6.375% 2021	9,850	9,825
Tenet Healthcare Corp., First Lien, 6.25% 2018	2,500	2,715
Tenet Healthcare Corp., First Lien, 4.75% 2020	14,815	15,111
Tenet Healthcare Corp., First Lien, 6.00% 2020	41,855	44,785
Tenet Healthcare Corp., First Lien, 4.50% 2021	15,440	15,440
Tenet Healthcare Corp., Term Loan, 5.25% 2016[1,7,8,9]	8,075	8,075
Tenet Healthcare Corp., Term Loan, 6.75% 2016[1,7,8,9]	24,215	24,215
Thermo Fisher Scientific Inc. 1.30% 2017	8,630	8,643
Thermo Fisher Scientific Inc. 2.40% 2019	8,405	8,507
Thermo Fisher Scientific Inc. 3.30% 2022	1,115	1,136
Thermo Fisher Scientific Inc. 4.15% 2024	11,250	12,051
Thermo Fisher Scientific Inc. 5.30% 2044	365	425
UnitedHealth Group Inc. 1.40% 2017	7,440	7,505
UnitedHealth Group Inc. 6.00% 2017	12,430	13,722
VPI Escrow Corp. 6.75% 2018[4]	36,760	39,012
VPI Escrow Corp. 6.375% 2020[4]	48,255	51,030
VPI Escrow Corp. 7.50% 2021[4]	17,770	19,325
VRX Escrow Corp. 5.375% 2020[4]	31,200	32,078
VRX Escrow Corp. 5.875% 2023[4]	14,545	14,927
VRX Escrow Corp. 6.125% 2025[4]	38,095	39,524
VWR Funding, Inc. 7.25% 2017	54,080	56,716
WellPoint, Inc. 2.30% 2018	1,370	1,394
The Income Fund of America — Page 14 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
WellPoint, Inc. 2.25% 2019	$12,500	$12,565
Zimmer Holdings, Inc. 2.00% 2018	9,580	9,672
Zimmer Holdings, Inc. 2.70% 2020	13,770	13,919
Zimmer Holdings, Inc. 3.15% 2022	24,360	24,548
Zimmer Holdings, Inc. 3.55% 2025	18,090	18,126
Zimmer Holdings, Inc. 4.45% 2045	4,625	4,566
		1,878,335
Telecommunication services 1.75%
Altice Financing SA 6.625% 2023[4]	51,650	53,458
Altice Finco SA 6.50% 2022[4]	12,500	12,797
Altice Finco SA 7.625% 2025[4]	1,475	1,511
Altice Finco SA, First Lien, 7.75% 2022[4]	12,550	12,707
Altice SA 7.625% 2025[4]	16,350	16,576
AT&T Inc. 2.40% 2016	9,000	9,150
AT&T Inc. 1.207% 2020[7]	8,000	8,074
AT&T Inc. 2.45% 2020	10,990	11,000
AT&T Inc. 3.00% 2022	8,000	7,964
AT&T Inc. 3.40% 2025	29,960	29,744
AT&T Inc. 4.50% 2035	15,850	15,566
AT&T Inc. 4.30% 2042	2,370	2,177
AT&T Inc. 4.80% 2044	2,789	2,762
AT&T Inc. 4.75% 2046	6,285	6,167
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[4]	6,125	7,319
Deutsche Telekom International Finance BV 9.25% 2032	8,420	13,497
France Télécom 2.75% 2016	9,000	9,220
France Télécom 4.125% 2021	15,000	16,405
Frontier Communications Corp. 8.125% 2018	26,547	30,031
Frontier Communications Corp. 6.25% 2021	5,500	5,472
Frontier Communications Corp. 9.25% 2021	11,400	12,996
Frontier Communications Corp. 8.75% 2022	1,000	1,100
Frontier Communications Corp. 7.125% 2023	6,225	6,256
Frontier Communications Corp. 7.625% 2024	20,000	20,475
Intelsat Jackson Holding Co. 7.25% 2020	16,479	17,033
Intelsat Jackson Holding Co. 6.625% 2022	63,300	62,350
Intelsat Luxembourg Holding Co. 6.75% 2018	2,500	2,531
LightSquared, Term Loan, 9.00% 2015[1,6,7,8,9]	23,384	23,384
LightSquared, Term Loan, 9.00% 2015[1,6,7,8,9]	8,852	8,852
MetroPCS Wireless, Inc. 6.25% 2021	52,075	54,614
MetroPCS Wireless, Inc. 6.625% 2023	62,750	65,461
NII Capital Corp. 10.00% 2016[10]	56,025	25,071
NII Capital Corp. 7.875% 2019[4,10]	56,250	52,312
NII Capital Corp. 8.875% 2019[10]	47,125	20,382
NII Capital Corp. 11.375% 2019[4,10]	66,715	63,046
NII Capital Corp. 7.625% 2021[10]	205,235	60,929
Numericable Group SA 4.875% 2019[4]	68,275	69,085
Numericable Group SA 6.00% 2022[4]	39,550	40,465
Orange SA 5.50% 2044	3,000	3,462
Qwest Capital Funding, Inc. 7.625% 2021	3,900	4,254
SoftBank Corp. 4.50% 2020[4]	18,375	18,926
Sprint Nextel Corp. 8.375% 2017	10,000	10,950
Sprint Nextel Corp. 9.125% 2017	29,696	32,517
Sprint Nextel Corp. 9.00% 2018[4]	5,000	5,702
Sprint Nextel Corp. 7.00% 2020	76,450	77,788
The Income Fund of America — Page 15 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Sprint Nextel Corp. 7.25% 2021	$28,350	$28,527
Sprint Nextel Corp. 11.50% 2021	20,975	25,537
Sprint Nextel Corp. 7.875% 2023	86,375	86,915
Sprint Nextel Corp. 7.125% 2024	14,000	13,615
Telecom Italia Capital SA 6.999% 2018	17,140	19,175
Telefónica Emisiones, SAU 3.992% 2016	10,000	10,237
Telefónica Emisiones, SAU 3.192% 2018	8,500	8,846
Telefónica Emisiones, SAU 5.134% 2020	7,950	8,920
T-Mobile US, Inc. 6.542% 2020	50,200	53,147
Trilogy International Partners, LLC 10.25% 2016[4]	47,050	45,947
Verizon Communications Inc. 2.625% 2020	11,000	11,166
Verizon Communications Inc. 3.00% 2021	5,000	5,068
Verizon Communications Inc. 4.272% 2036[4]	109,532	105,649
Verizon Communications Inc. 6.00% 2041	28,000	33,076
Verizon Communications Inc. 3.85% 2042	600	538
Verizon Communications Inc. 6.55% 2043	4,402	5,526
Verizon Communications Inc. 4.522% 2048[4]	128,349	122,683
Wind Acquisition SA 4.75% 2020[4]	54,510	54,646
Wind Acquisition SA 7.375% 2021[4]	60,900	62,499
		1,733,255
Energy 1.74%
Alpha Natural Resources, Inc. 7.50% 2020[4]	35,950	13,301
Alpha Natural Resources, Inc. 7.50% 2020[4]	24,559	9,087
American Energy (Marcellus), Term Loan B, 5.25% 2020[7,8,9]	25,050	20,802
American Energy (Marcellus), Term Loan A, 8.50% 2021[7,8,9]	23,825	17,422
American Energy (Permian Basin), 6.752% 2019[4,7]	10,000	7,550
American Energy (Permian Basin) 7.125% 2020[4]	24,550	18,167
American Energy (Permian Basin) 7.375% 2021[4]	15,350	11,263
American Energy (Woodford LLC), 9.00% 2022[4]	15,925	9,555
Anadarko Petroleum Corp. 5.95% 2016	10,500	11,172
Anadarko Petroleum Corp. 6.375% 2017	13,500	15,015
Anadarko Petroleum Corp. 8.70% 2019	32,255	39,622
Anadarko Petroleum Corp. 6.45% 2036	1,095	1,357
Anadarko Petroleum Corp. 6.20% 2040	500	615
APT Pipelines Ltd. 4.20% 2025[4]	15,760	15,927
Arch Coal, Inc. 7.00% 2019	33,525	7,543
Arch Coal, Inc. 8.00% 2019[4]	2,550	1,071
Arch Coal, Inc. 9.875% 2019	3,500	893
Arch Coal, Inc. 7.25% 2021	18,675	4,155
Baytex Energy Corp. 5.125% 2021[3,4]	7,675	7,522
BG Energy Capital PLC 2.50% 2015[4]	7,000	7,073
BG Energy Capital PLC 2.875% 2016[4]	7,395	7,588
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[4]	1,175	1,228
Boardwalk Pipeline Partners 3.375% 2023	3,000	2,760
Boardwalk Pipelines, LP 4.95% 2024	6,705	6,735
Bonanza Creek Energy, Inc. 6.75% 2021	9,650	9,867
Bonanza Creek Energy, Inc. 5.75% 2023	4,550	4,448
Canadian Natural Resources Ltd. 5.70% 2017	7,350	7,952
Canadian Natural Resources Ltd. 3.80% 2024	1,440	1,463
Canadian Natural Resources Ltd. 6.50% 2037	1,000	1,202
Cenovus Energy Inc. 3.00% 2022	5,970	5,733
Cenovus Energy Inc. 3.80% 2023	19,005	19,116
Chevron Corp. 1.365% 2018	10,690	10,745
The Income Fund of America — Page 16 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Chevron Corp. 1.961% 2020	$9,905	$9,959
Chevron Corp. 2.411% 2022	3,790	3,805
CNOOC Finance (2013) Ltd. 3.00% 2023	5,150	4,998
CONSOL Energy Inc. 5.875% 2022	14,950	13,866
Denbury Resources Inc. 4.625% 2023	25,475	23,055
Devon Energy Corp. 2.25% 2018	3,600	3,646
Diamond Offshore Drilling, Inc. 4.875% 2043	23,515	20,086
Ecopetrol SA 5.875% 2045	2,115	2,038
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	5,000	5,397
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	41,015	37,047
Enbridge Energy Partners, LP 9.875% 2019	10,500	13,169
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	7,464
Enbridge Energy Partners, LP 5.50% 2040	1,200	1,239
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	5,813
Enbridge Inc. 5.60% 2017	20,067	21,400
Enbridge Inc. 4.00% 2023	27,650	28,258
Enbridge Inc. 3.50% 2024	3,015	2,958
EnLink Midstream Partners, LP 2.70% 2019	1,660	1,661
EnLink Midstream Partners, LP 4.40% 2024	7,310	7,622
EnLink Midstream Partners, LP 5.05% 2045	9,350	9,381
Ensco PLC, 5.20% 2025	2,420	2,500
Ensco PLC, 5.75% 2044	16,740	16,568
Enterprise Products Operating LLC 5.20% 2020	5,500	6,247
Enterprise Products Operating LLC 3.90% 2024	7,000	7,233
Enterprise Products Operating LLC 4.85% 2044	2,805	2,894
Exxon Mobil Corp. 0.921% 2017	8,500	8,549
Exxon Mobil Corp. 1.305% 2018	12,700	12,784
Exxon Mobil Corp. 1.819% 2019	4,775	4,831
Exxon Mobil Corp. 1.912% 2020	7,800	7,864
Exxon Mobil Corp. 2.397% 2022	22,265	22,427
Exxon Mobil Corp. 2.709% 2025	15,440	15,549
Exxon Mobil Corp. 3.567% 2045	1,410	1,415
Helmerich & Payne, Inc. 4.65% 2025[4]	8,820	9,299
Jupiter Resources Inc. 8.50% 2022[4]	31,425	26,711
Kinder Morgan Energy Partners, LP 3.50% 2016	9,750	9,949
Kinder Morgan Energy Partners, LP 2.65% 2019	1,890	1,895
Kinder Morgan Energy Partners, LP 9.00% 2019	1,660	2,017
Kinder Morgan Energy Partners, LP 4.15% 2022	12,145	12,456
Kinder Morgan Energy Partners, LP 3.45% 2023	7,500	7,292
Kinder Morgan Energy Partners, LP 3.50% 2023	4,850	4,711
Kinder Morgan Energy Partners, LP 4.15% 2024	1,950	1,969
Kinder Morgan Energy Partners, LP 4.25% 2024	11,280	11,436
Kinder Morgan Energy Partners, LP 6.95% 2038	750	861
Kinder Morgan Energy Partners, LP 5.00% 2043	20,000	18,736
Kinder Morgan Energy Partners, LP 5.40% 2044	9,660	9,536
Kinder Morgan Energy Partners, LP 5.50% 2044	7,206	7,270
Kinder Morgan, Inc. 3.05% 2019	8,070	8,161
Kinder Morgan, Inc. 4.30% 2025	8,035	8,167
Kinder Morgan, Inc. 5.30% 2034	2,845	2,832
Kinder Morgan, Inc. 5.55% 2045	12,160	12,181
Matador Resources Co. 6.875% 2023[4]	2,025	2,088
NGL Energy Partners LP 5.125% 2019	8,390	8,285
NGL Energy Partners LP 6.875% 2021	6,110	6,461
NGPL PipeCo LLC 7.119% 2017[4]	47,470	48,657
The Income Fund of America — Page 17 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
NGPL PipeCo LLC 9.625% 2019[4]	$47,630	$49,297
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[7,8,9]	2,000	1,949
Noble Corp PLC 4.00% 2018	7,555	7,723
Noble Corp PLC 5.95% 2025	18,605	18,336
Noble Corp PLC 6.95% 2045	19,605	19,388
Oasis Petroleum Inc. 6.875% 2022	17,975	18,379
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[4,8]	1,581	1,479
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[4,8]	4,525	3,915
PDC Energy Inc. 7.75% 2022	46,625	49,889
Peabody Energy Corp. 6.00% 2018	107,220	84,157
Peabody Energy Corp. 6.25% 2021	32,150	19,451
Petrobras Global Finance Co. 6.25% 2024	3,710	3,713
Petrobras Global Finance Co. 5.625% 2043	1,310	1,089
Petrobras International Finance Co. 5.75% 2020	6,535	6,535
Petrobras International Finance Co. 5.375% 2021	28,655	27,646
Petrobras International Finance Co. 6.75% 2041	290	269
Petróleos Mexicanos 3.50% 2018	14,280	14,762
Petróleos Mexicanos 3.50% 2023	11,000	10,656
Petróleos Mexicanos 4.50% 2026[4]	8,775	8,929
Petróleos Mexicanos 5.625% 2046[4]	7,290	7,324
Phillips 66 Partners LP 3.605% 2025	1,640	1,631
Phillips 66 Partners LP 4.68% 2045	2,490	2,447
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[4,8]	15,794	14,452
Ras Laffan Liquefied Natural Gas II 5.298% 2020[4,8]	17,854	19,327
Ras Laffan Liquefied Natural Gas III 5.838% 2027[4,8]	10,325	11,983
Ras Laffan Liquefied Natural Gas III 6.75% 2019	4,000	4,789
Ras Laffan Liquefied Natural Gas III 6.75% 2019[4]	1,000	1,197
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	14,855	15,821
Regency Energy Partners LP and Regency Energy Finance Corp. 5.00% 2022	35	38
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	10,875	11,582
Rice Energy Inc. 6.25% 2022	30,145	30,446
Rice Energy Inc. 7.25% 2023[4]	6,775	7,080
Sabine Pass Liquefaction, LLC 5.625% 2021	27,650	28,416
Sabine Pass Liquefaction, LLC 5.625% 2023	5,500	5,583
Sabine Pass Liquefaction, LLC 5.75% 2024	6,675	6,775
Sabine Pass Liquefaction, LLC 5.625% 2025[4]	4,225	4,262
Samson Investment Co. 9.75% 2020	9,820	1,240
Samson Investment Co., Term Loan B, 5.00% 2018[7,8,9]	1,450	703
Seven Generations Energy Ltd. 6.75% 2023[4]	2,010	2,055
Shell International Finance BV 2.00% 2018	4,990	5,088
Southwestern Energy Co. 4.95% 2025	15,600	16,239
Spectra Energy Partners, LP 4.60% 2021	15,000	16,444
Spectra Energy Partners, LP 4.75% 2024	3,250	3,604
Statoil ASA 3.125% 2017	10,000	10,463
Statoil ASA 2.75% 2021	4,440	4,547
Statoil ASA 3.25% 2024	850	873
Statoil ASA 4.25% 2041	3,000	3,128
StatoilHydro ASA 1.80% 2016	10,000	10,157
Targa Resources Corp. 4.125% 2019[4]	5,750	5,793
TC PipeLines, LP 4.375% 2025	11,815	11,944
Teekay Corp. 8.50% 2020	21,405	24,188
Tesoro Logistics LP 5.50% 2019[4]	7,785	8,272
Tesoro Logistics LP 6.25% 2022[4]	7,900	8,423
Total Capital International 2.125% 2018	6,500	6,654
The Income Fund of America — Page 18 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Total Capital International 2.10% 2019	$8,500	$8,632
Total Capital SA 3.00% 2015	10,000	10,037
TransCanada PipeLines Ltd. 7.625% 2039	10,750	15,237
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[7]	61,150	59,163
Transocean Inc. 5.05% 2016	18,395	19,178
Transocean Inc. 6.375% 2021	22,575	19,951
Transportadora de Gas Peru SA 4.25% 2028[4,8]	2,125	2,166
Western Gas Partners LP 2.60% 2018	1,150	1,171
Williams Partners LP 5.25% 2020	1,960	2,171
Williams Partners LP 4.00% 2021	2,900	3,007
Williams Partners LP 4.50% 2023	6,000	6,255
Williams Partners LP 4.30% 2024	7,670	7,849
Williams Partners LP 3.90% 2025	14,300	14,100
Williams Partners LP 4.00% 2025	14,725	14,557
Williams Partners LP 5.40% 2044	760	740
Williams Partners LP 4.90% 2045	3,260	3,053
Williams Partners LP 5.10% 2045	6,965	6,567
Woodside Finance Ltd. 4.60% 2021[4]	18,935	20,503
		1,725,509
Industrials 1.30%
AAF Holdings LLC 12.75% 2019[4,6,7]	7,765	6,996
ABB Finance (USA) Inc. 1.625% 2017	1,000	1,010
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,014
ADS Waste Escrow 8.25% 2020	4,675	4,967
ADT Corp. 4.125% 2019	20,450	20,871
Altegrity, Inc. 9.50% 2019[4]	49,900	48,153
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[8]	8,563	9,366
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	79,655	68,105
Atlas Copco AB 5.60% 2017[4]	5,500	5,981
B/E Aerospace, Inc., Term Loan B, 4.00% 2021[7,8,9]	15,945	16,142
Builders Firstsource 7.625% 2021[4]	11,919	12,485
Burlington Northern Santa Fe LLC 3.00% 2023	4,580	4,650
Burlington Northern Santa Fe LLC 4.90% 2044	10,000	11,322
Canadian National Railway Co. 1.45% 2016	5,010	5,065
CEVA Group PLC 7.00% 2021[4]	2,250	2,233
CEVA Group PLC 9.00% 2021[4]	1,050	1,036
CEVA Group PLC, LOC, 6.50% 2021[7,8,9]	4,870	4,586
CEVA Group PLC, Term Loan B, 6.50% 2021[7,8,9]	7,013	6,604
CEVA Group PLC, Term Loan, 6.50% 2021[7,8,9]	5,084	4,788
CEVA Group PLC, Term Loan, 6.50% 2021[7,8,9]	877	826
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[8]	2,194	2,254
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[8]	435	466
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[8]	32	33
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[8]	2,312	2,426
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[8]	1,178	1,250
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[8]	137	149
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[8]	10,039	11,200
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[8]	107	113
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[8]	362	403
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[8]	342	358
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[8]	3,515	3,814
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[8]	10,142	10,833
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[8]	2,192	2,460
The Income Fund of America — Page 19 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[8]	$4,564	$5,175
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[8]	155	164
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-1, 5.00% 2018[7,8,9]	26,636	26,798
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-2, 5.00% 2018[7,8,9]	11,353	11,422
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[8]	4,641	5,442
ERAC USA Finance Co. 5.25% 2020[4]	5,000	5,675
Esterline Technologies Corp. 7.00% 2020	18,065	18,878
Euramax International, Inc. 9.50% 2016	34,155	32,618
European Aeronautic Defence and Space Company 2.70% 2023[4]	3,000	2,997
Gardner Denver, Inc. Term Loan B, 4.25% 2020[7,8,9]	33,104	32,374
Gates Global LLC 6.00% 2022[4]	12,575	11,789
Gates Global LLC, Term Loan B, 4.25% 2021[7,8,9]	7,662	7,679
General Electric Capital Corp. 2.95% 2016	4,650	4,766
General Electric Capital Corp. 2.45% 2017	13,000	13,360
General Electric Capital Corp. 2.20% 2020	7,720	7,831
General Electric Capital Corp., Series A, 2.25% 2015	12,000	12,118
General Electric Capital Corp., Series A, 6.00% 2019	9,000	10,529
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[7]	50,000	56,500
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[7]	112,300	130,970
General Electric Co. 2.70% 2022	7,750	7,841
General Electric Co. 4.125% 2042	11,000	11,418
Hardwoods Acquisition Inc 7.50% 2021[4]	11,540	11,107
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.05% 2015[1,7,8,9,10]	1,488	1,413
HD Supply, Inc. 7.50% 2020	2,500	2,694
HD Supply, Inc. 11.50% 2020	31,980	37,576
HD Supply, Inc. 5.25% 2021[4]	12,725	13,250
HDTFS Inc. 5.875% 2020	5,400	5,521
Jeld-Wen Escrow Corp., Term Loan B, 5.25% 2021[7,8,9]	24,189	24,522
KLX Inc. 5.875% 2022[4]	24,320	24,594
LMI Aerospace Inc. 7.375% 2019[4]	15,600	15,853
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	19,500	20,036
Navios Maritime Holdings Inc. 7.375% 2022[4]	25,840	23,902
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	10,510	9,039
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	22,500	22,978
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	38,350	39,500
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[4]	25,700	25,938
Norfolk Southern Corp. 5.75% 2016	6,710	6,947
Nortek Inc. 10.00% 2018	22,255	23,368
Nortek Inc. 8.50% 2021	33,565	36,418
Ply Gem Industries, Inc. 6.50% 2022	24,000	23,610
Ply Gem Industries, Inc. 6.50% 2022	7,075	6,792
R.R. Donnelley & Sons Co. 7.25% 2018[3]	7,234	8,057
R.R. Donnelley & Sons Co. 7.875% 2021[3]	3,050	3,515
R.R. Donnelley & Sons Co. 7.00% 2022[3]	17,500	19,447
R.R. Donnelley & Sons Co. 6.50% 2023[3]	11,580	12,362
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	32,235	29,334
TRAC Intermodal 11.00% 2019	16,950	18,624
TransDigm Inc. 5.50% 2020	22,000	21,725
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[1,8,10]	2,421	—
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[4,8]	3,855	4,183
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[8]	6,219	6,795
United Technologies Corp. 4.15% 2045	3,650	3,708
US Investigations Services, Inc. 13.00% 2020[1,4,6,10]	49,578	29,251
US Investigations Services, Inc. 14.00% 2020[1,4,6,10]	3,585	2,115
The Income Fund of America — Page 20 of 38

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
US Investigations Services, Inc. 15.00% 2021[1,4,6,10]	$9,970	$897
US Investigations Services, Inc., Term Loan DD, 12.00% 2015[1,6,8,9]	11,935	11,935
Virgin Australia Holdings Ltd. 8.50% 2019[4]	38,875	40,284
Watco Companies 6.375% 2023[4]	10,670	10,870
		1,286,463
Materials 0.77%
ArcelorMittal 4.50% 2015[7]	4,000	4,025
ArcelorMittal 5.25% 2017[7]	6,180	6,445
ArcelorMittal 6.25% 2021[7]	19,077	20,031
ArcelorMittal 7.00% 2022[7]	25,110	27,401
ArcelorMittal 7.50% 2041[7]	47,905	49,222
Ball Corp. 5.00% 2022	3,625	3,797
Cliffs Natural Resources Inc. 4.875% 2021[3]	4,945	2,794
Dow Chemical Co. 5.25% 2041	4,000	4,387
Eastman Chemical Co. 2.70% 2020	12,000	12,224
Ecolab Inc. 3.00% 2016	7,455	7,682
First Quantum Minerals Ltd. 6.75% 2020[4]	68,988	64,504
First Quantum Minerals Ltd. 7.00% 2021[4]	70,412	66,011
First Quantum Minerals Ltd. 7.25% 2022[4]	5,075	4,745
FMG Resources 9.75% 2022[4]	107,450	111,211
Georgia Gulf Corp. 4.625% 2021	20,475	20,808
Georgia-Pacific Corp. 2.539% 2019[4]	12,000	12,123
Glencore Xstrata LLC 2.50% 2019[4]	5,000	5,007
Glencore Xstrata LLC 4.625% 2024[4]	7,000	7,237
Graphic Packaging International, Inc. 4.75% 2021	4,510	4,713
Holcim Ltd. 6.00% 2019[4]	1,607	1,852
Holcim Ltd. 5.15% 2023[4]	12,595	14,269
International Paper Co. 7.30% 2039	5,615	7,316
JMC Steel Group Inc. 8.25% 2018[4]	63,208	53,000
LSB Industries, Inc. 7.75% 2019	9,800	10,486
Monsanto Co. 4.40% 2044	13,090	13,429
Newcrest Finance Pty Ltd. 4.45% 2021[4]	7,000	7,007
Owens-Illinois, Inc. 5.00% 2022[4]	3,360	3,461
Owens-Illinois, Inc. 5.375% 2025[4]	2,515	2,612
Paperworks Industries Inc. 9.50% 2019[4]	1,930	1,956
Rayonier Advanced Materials Inc. 5.50% 2024[4]	17,132	15,162
Reynolds Group Inc. 5.75% 2020	80,055	83,858
Reynolds Group Inc. 6.875% 2021	3,105	3,278
Rio Tinto Finance (USA) Ltd. 2.25% 2016	9,000	9,160
Rio Tinto Finance (USA) Ltd. 1.625% 2017	8,500	8,547
Ryerson Inc. 9.00% 2017	18,800	19,166
Ryerson Inc. 11.25% 2018	20,433	20,842
Smurfit Capital Funding PLC 7.50% 2025	7,125	8,960
Tembec Industries Inc. 9.00% 2019[4]	7,520	7,689
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[4]	5,060	5,515
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 3.75% 2020[7,8,9]	8,606	8,641
Walter Energy, Inc. 9.50% 2019[4]	35,950	23,098
Walter Energy, Inc. 9.875% 2020	4,150	384
Xstrata Canada Financial Corp. 4.95% 2021[4]	5,000	5,401
		769,456
The Income Fund of America — Page 21 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities 0.76%	Principal amount (000)	Value (000)
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	$10,000	$11,088
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[4]	2,000	2,218
AES Corp. 8.00% 2020	7,000	8,190
AES Corp. 7.375% 2021	10,125	11,318
AES Corp. 4.875% 2023	2,000	1,959
AES Corp. 5.50% 2024	7,500	7,538
AES Panamá, SA 6.35% 2016[4]	7,627	7,969
American Electric Power Co. 2.95% 2022	12,065	12,132
Berkshire Hathaway Energy Co. 2.40% 2020	13,087	13,259
Berkshire Hathaway Energy Co. 4.50% 2045	1,500	1,610
Calpine Corp. 5.375% 2023	16,555	16,783
Calpine Corp. 7.875% 2023[4]	5,621	6,211
Calpine Corp. 5.50% 2024	3,270	3,286
CenterPoint Energy Resources Corp. 4.50% 2021	13,130	14,451
CEZ, a s 4.25% 2022[4]	2,820	3,036
CMS Energy Corp. 8.75% 2019	10,233	12,825
CMS Energy Corp. 6.25% 2020	31,752	37,225
CMS Energy Corp. 5.05% 2022	1,322	1,496
CMS Energy Corp. 3.875% 2024	13,100	13,904
CMS Energy Corp. 4.70% 2043	2,462	2,713
CMS Energy Corp. 4.875% 2044	2,500	2,815
Colbun SA 6.00% 2020[4]	2,000	2,257
Colbun SA 4.50% 2024[4]	1,500	1,567
Comision Federal de Electricidad 4.875% 2024[4]	2,000	2,159
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	2,500	2,910
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	14,147	16,936
Consumers Energy Co., First Mortgage Bonds, 3.125% 2024	2,865	2,945
Dominion Gas Holdings LLC 2.50% 2019	7,386	7,529
Dominion Gas Holdings LLC 3.60% 2024	2,465	2,576
Duke Energy Corp. 3.95% 2023	1,250	1,347
Duke Energy Corp. 3.75% 2024	7,977	8,504
Duke Energy Indiana, Inc. 4.90% 2043	17,000	19,997
Duke Energy Progress Inc. 4.15% 2044	3,935	4,185
Dynegy Finance Inc. 6.75% 2019[4]	8,275	8,689
Dynegy Finance Inc. 7.375% 2022[4]	25,660	27,456
Dynegy Finance Inc. 7.625% 2024[4]	8,215	8,872
E.ON International Finance BV 5.80% 2018[4]	17,000	18,950
EDP Finance BV 4.125% 2020[4]	6,000	6,208
EDP Finance BV 5.25% 2021[4]	22,500	24,284
Electricité de France SA 1.15% 2017[4]	2,000	2,010
Electricité de France SA 6.95% 2039[4]	8,000	10,792
Electricité de France SA 4.875% 2044[4]	3,850	4,201
Electricité de France SA 5.25% (undated)[4,7]	29,005	30,455
Empresa Nacional de Electricidad SA 4.25% 2024	900	944
Enel Finance International SA 6.00% 2039[4]	3,000	3,530
Enel Società per Azioni 8.75% 2073[4,7]	12,000	14,520
Entergy Corp. 4.70% 2017	8,000	8,366
Eskom Holdings Ltd. 5.75% 2021[4]	6,820	6,827
Eskom Holdings SOC Ltd. 6.75% 2023[4]	5,000	5,188
FirstEnergy Corp., Series B, 4.25% 2023	31,465	32,740
Iberdrola Finance Ireland 5.00% 2019[4]	1,060	1,180
Israel Electric Corp. Ltd. 8.10% 2096[4]	4,905	5,628
MidAmerican Energy Co. 5.95% 2017	10,625	11,686
MidAmerican Energy Co. 2.40% 2019	9,000	9,243
The Income Fund of America — Page 22 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
MidAmerican Energy Holdings Co. 5.75% 2018	$10,000	$11,224
Midwest Generation, LLC, Series B, 8.56% 2016[1,8,10]	1,363	1,363
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	4,867	5,797
Niagara Mohawk Power Corp. 4.278% 2034[4]	3,000	3,176
Niagara Mohawk Power Corp. 3.508% 2024[4]	4,150	4,321
Northeast Utilities 3.15% 2025	4,478	4,491
Northern States Power Co. 5.25% 2035	447	544
Northern States Power Co. 4.125% 2044	11,000	11,703
NRG Energy, Inc. 6.25% 2022	5,515	5,770
NV Energy, Inc 6.25% 2020	20,000	23,577
Ohio Power Co., Series G, 6.60% 2033	1,485	1,950
Ohio Power Co., Series H, 6.60% 2033	735	965
Pacific Gas and Electric Co. 3.25% 2023	9,033	9,276
Pacific Gas and Electric Co. 3.85% 2023	14,371	15,462
Pacific Gas and Electric Co. 3.40% 2024	11,843	12,248
Pacific Gas and Electric Co. 4.30% 2045	5,650	5,963
PacifiCorp., First Mortgage Bonds, 5.65% 2018	5,500	6,210
PacifiCorp., First Mortgage Bonds, 5.25% 2035	1,119	1,332
PG&E Corp. 2.40% 2019	2,500	2,529
Progress Energy, Inc. 7.00% 2031	2,500	3,313
Progress Energy, Inc. 7.75% 2031	2,653	3,753
Public Service Co. of Colorado 5.125% 2019	1,486	1,683
Public Service Co. of Colorado 3.20% 2020	704	743
Public Service Electric and Gas Co. 2.00% 2019	8,853	8,956
Puget Sound Energy Inc. 6.724% 2036	1,999	2,810
Puget Sound Energy, Inc., First Lien, 6.50% 2020	6,505	7,791
Puget Sound Energy, Inc., First Lien, 6.00% 2021	4,445	5,258
Puget Sound Energy, Inc., First Lien, 5.625% 2022	7,428	8,634
Southern California Edison Co., 1.845% 2022[8]	8,325	8,358
Tampa Electric Co. 2.60% 2022	2,675	2,663
Tampa Electric Co. 4.35% 2044	11,515	12,469
Teco Finance, Inc. 6.75% 2015	200	200
Teco Finance, Inc. 4.00% 2016	3,031	3,115
Teco Finance, Inc. 0.874% 2018[7]	2,500	2,513
Teco Finance, Inc. 5.15% 2020	5,731	6,465
TXU, Term Loan, 3.737% 2014[7,8,9,10]	3,000	1,833
TXU, Term Loan, 4.65% 2017[7,8,9,10]	26,204	16,158
Veolia Environnement 6.75% 2038	500	624
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	4,992
Virginia Electric and Power Co. 3.45% 2024	3,220	3,401
Virginia Electric and Power Co. 8.875% 2038	3,000	4,907
Virginia Electric and Power Co. 4.00% 2043	1,000	1,025
Xcel Energy Inc. 4.70% 2020	5,261	5,805
Xcel Energy Inc. 6.50% 2036	5,000	6,827
		758,904
Information technology 0.75%
Alcatel-Lucent USA Inc. 4.625% 2017[4]	22,685	23,479
Alcatel-Lucent USA Inc. 6.75% 2020[4]	20,815	22,532
Alcatel-Lucent USA Inc. 8.875% 2020[4]	40,410	44,704
Avago Technologies Ltd., Term Loan B, 3.75% 2021[7,8,9]	37,045	37,268
Compucom Systems Inc., 7.00% 2021[4]	3,425	2,586
First Data Corp. 7.375% 2019[4]	18,225	18,986
First Data Corp. 6.75% 2020[4]	12,350	13,184
The Income Fund of America — Page 23 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
First Data Corp. 8.25% 2021[4]	$24,075	$25,647
First Data Corp. 11.75% 2021	38,911	44,845
First Data Corp. 12.625% 2021	32,288	38,197
First Data Corp. 8.75% 2022[4,6,7]	36,640	39,388
Freescale Semiconductor, Inc. 5.00% 2021[4]	51,300	54,763
Freescale Semiconductor, Inc. 6.00% 2022[4]	18,275	19,788
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[7,8,9]	7,900	7,939
Harris Corp. 2.70% 2020	1,315	1,324
Harris Corp. 3.832% 2025	1,985	1,999
Harris Corp. 4.854% 2035	7,685	7,739
Harris Corp. 5.054% 2045	11,290	11,352
Hughes Satellite Systems Corp. 6.50% 2019	9,550	10,529
International Business Machines Corp. 1.95% 2016	10,000	10,173
International Business Machines Corp. 2.00% 2016	10,000	10,107
Jabil Circuit, Inc. 8.25% 2018	20,925	24,325
Jabil Circuit, Inc. 5.625% 2020	10,650	11,662
KLA-Tencor Corp. 2.375% 2017	7,000	7,117
KLA-Tencor Corp. 4.65% 2024	5,000	5,142
NXP BV and NXP Funding LLC 3.75% 2018[4]	8,925	9,193
Oracle Corp. 2.80% 2021	8,500	8,725
Oracle Corp. 2.50% 2022	19,000	18,908
Serena Software, Inc., Term Loan B, 7.50% 2020[7,8,9]	22,986	23,124
SRA International, Inc. 11.00% 2019	59,195	63,043
SRA International, Inc., Term Loan B, 6.50% 2018[7,8,9]	67,768	68,149
SunGard Data Systems Inc. 7.375% 2018	15,722	16,371
SunGard Data Systems Inc. 7.625% 2020	29,540	31,349
TIBCO Software, Inc. 11.375% 2021[4]	9,500	9,726
TIBCO Software, Inc., Term Loan B, 6.50% 2020[7,8,9]	6,250	6,324
		749,687
Consumer staples 0.52%
Altria Group, Inc. 9.25% 2019	18,542	23,672
Altria Group, Inc. 2.625% 2020	10,420	10,649
Altria Group, Inc. 4.00% 2024	1,500	1,590
Altria Group, Inc. 9.95% 2038	23,500	40,018
Altria Group, Inc. 4.25% 2042	20,000	19,224
Altria Group, Inc. 4.50% 2043	16,000	16,184
Altria Group, Inc. 5.375% 2044	1,095	1,234
Anheuser-Busch InBev NV 7.75% 2019	25,000	30,142
British American Tobacco International Finance PLC 9.50% 2018[4]	8,705	10,956
C&S Group Enterprises LLC 5.375% 2022[4]	21,550	21,442
Coca-Cola Co. 1.50% 2015	10,590	10,654
Coca-Cola Co. 1.80% 2016	10,000	10,165
ConAgra Foods, Inc. 3.20% 2023	1,992	1,958
Constellation Brands, Inc. 7.25% 2017	15,400	17,015
Constellation Brands, Inc. 3.875% 2019	6,000	6,225
Constellation Brands, Inc. 6.00% 2022	2,825	3,249
Constellation Brands, Inc. 4.25% 2023	6,000	6,188
CVS Caremark Corp. 2.25% 2019	11,145	11,310
CVS Caremark Corp. 4.00% 2023	1,000	1,076
H.J Heinz Co. 4.875% 2025[4]	22,500	24,626
Imperial Tobacco Finance PLC 3.50% 2023[4]	10,000	10,135
Ingles Markets, Inc. 5.75% 2023	10,750	11,234
Kimberly-Clark Corp. 7.50% 2018	9,000	10,784
The Income Fund of America — Page 24 of 38

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Kraft Foods Inc. 5.375% 2020	$4,712	$5,348
Kraft Foods Inc. 5.00% 2042	31,800	34,441
Pernod Ricard SA 2.95% 2017[4]	20,000	20,539
Pernod Ricard SA 4.45% 2022[4]	9,500	10,284
Philip Morris International Inc. 3.60% 2023	7,245	7,713
Philip Morris International Inc. 4.875% 2043	2,500	2,780
Philip Morris International Inc. 4.25% 2044	3,750	3,796
Reynolds American Inc. 3.25% 2022	6,150	6,095
Reynolds American Inc. 6.15% 2043	1,820	2,170
SABMiller Holdings Inc. 2.20% 2018[4]	1,100	1,112
SABMiller Holdings Inc. 4.95% 2042[4]	7,000	7,697
Stater Bros. Holdings Inc., Term Loan B, 4.75% 2021[7,8,9]	5,138	5,160
The JM Smucker Co. 2.50% 2020[4]	2,785	2,815
The JM Smucker Co. 3.00% 2022[4]	3,565	3,585
The JM Smucker Co. 3.50% 2025[4]	5,795	5,840
The JM Smucker Co. 4.375% 2045[4]	3,000	2,986
Tyson Foods, Inc. 6.60% 2016[7]	11,500	12,086
Tyson Foods, Inc. 2.65% 2019	2,500	2,554
Tyson Foods, Inc. 3.95% 2024	6,000	6,271
Tyson Foods, Inc. 5.15% 2044	5,460	6,121
Walgreens Boots Alliance, Inc. 3.30% 2021	13,000	13,307
Walgreens Boots Alliance, Inc. 3.80% 2024	4,975	5,112
Wal-Mart Stores, Inc. 2.80% 2016	10,000	10,234
Wal-Mart Stores, Inc. 3.30% 2024	10,755	11,343
WM. Wrigley Jr. Co 2.40% 2018[4]	1,200	1,227
WM. Wrigley Jr. Co 2.90% 2019[4]	1,200	1,239
WM. Wrigley Jr. Co 3.375% 2020[4]	22,500	23,551
		515,136
Total corporate bonds & notes		14,263,516
U.S. Treasury bonds & notes 3.13% U.S. Treasury 2.76%
U.S. Treasury 1.375% 2015	50,000	50,364
U.S. Treasury 1.50% 2016[11]	125,500	127,203
U.S. Treasury 1.75% 2016	115,000	116,801
U.S. Treasury 0.875% 2017	40,000	40,219
U.S. Treasury 0.625% 2018	107,000	106,047
U.S. Treasury 0.75% 2018	100,000	99,547
U.S. Treasury 1.50% 2019	133,150	133,914
U.S. Treasury 1.625% 2019	233,250	235,645
U.S. Treasury 1.75% 2019	41,000	41,709
U.S. Treasury 1.25% 2020	427,000	423,866
U.S. Treasury 1.375% 2020	19,500	19,441
U.S. Treasury 1.375% 2020	18,000	17,946
U.S. Treasury 6.25% 2023	59,000	78,783
U.S. Treasury 2.25% 2024	73,925	75,293
U.S. Treasury 2.375% 2024	57,975	59,730
U.S. Treasury 2.50% 2024	28,450	29,630
U.S. Treasury 2.00% 2025	96,925	96,599
U.S. Treasury 5.50% 2028	52,000	71,244
U.S. Treasury 5.375% 2031	8,475	11,816
U.S. Treasury 4.50% 2036	87,935	116,363
U.S. Treasury 4.625% 2040	15,150	20,458
The Income Fund of America — Page 25 of 38

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Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.375% 2041	$20,800	$27,380
U.S. Treasury 4.75% 2041	3,475	4,814
U.S. Treasury 2.75% 2042	16,275	16,265
U.S. Treasury 2.75% 2042	6,950	6,950
U.S. Treasury 3.00% 2042	56,175	58,966
U.S. Treasury 3.125% 2043	33,675	36,153
U.S. Treasury 3.625% 2043	5,550	6,527
U.S. Treasury 3.00% 2044	169,100	177,805
U.S. Treasury 3.125% 2044	131,950	142,022
U.S. Treasury 3.375% 2044	148,415	167,210
U.S. Treasury 3.625% 2044	34,250	40,319
U.S. Treasury 2.50% 2045	94,950	90,220
		2,747,249
U.S. Treasury inflation-protected securities 0.37%
U.S. Treasury Inflation-Protected Security 0.125% 2024[12]	21,250	21,382
U.S. Treasury Inflation-Protected Security 0.625% 2024[12]	60,349	63,272
U.S. Treasury Inflation-Protected Security 0.25% 2025[12]	32,698	33,221
U.S. Treasury Inflation-Protected Security 2.00% 2026[12]	14,308	17,021
U.S. Treasury Inflation-Protected Security 0.75% 2042[12]	36,092	36,176
U.S. Treasury Inflation-Protected Security 0.625% 2043[12]	7,146	6,937
U.S. Treasury Inflation-Protected Security 1.375% 2044[12]	161,295	187,911
		365,920
Total U.S. Treasury bonds & notes		3,113,169
Mortgage-backed obligations 1.94%
Aventura Mall Trust, Series A, 3.867% 2032[4,7,8]	12,250	13,192
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[7,8]	1,903	1,915
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.735% 2049[7,8]	5,000	5,322
Bank of America Merrill Lynch Large Loan Inc., Series 2015-200P, Class A, 3.218% 2033[4,7,8]	5,575	5,718
Bank of Montreal 2.85% 2015[4,8]	10,000	10,024
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.396% 2044[7,8]	4,478	4,498
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[8]	10,170	10,600
COMM Mortgage Trust Series 2014-277P, Class A, 3.732% 2049[4,7,8]	17,000	18,049
Commonwealth Bank of Australia 0.75% 2016[4,8]	7,000	7,008
Connecticut Avenue Securities, Series 2015-C01, Class 1-M-1, 1.681% 2025[7,8]	4,692	4,710
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[4,8]	16,900	17,376
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2-A-5, 5.50% 2035[8]	6,981	6,495
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 2.849% 2047[7,8]	4,378	3,586
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034[8]	1,436	1,480
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-M, 5.343% 2039[8]	8,000	8,444
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[7,8]	13,000	13,910
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[7,8]	10,000	10,604
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[4,8]	3,540	3,619
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[4,8]	6,493	6,591
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.03% 2031[4,7,8]	5,114	5,120
Fannie Mae 5.50% 2018[8]	31	32
Fannie Mae 6.00% 2021[8]	150	164
Fannie Mae 4.50% 2024[8]	2,171	2,336
Fannie Mae 5.50% 2024[8]	215	237
Fannie Mae 4.50% 2025[8]	2,092	2,252
Fannie Mae 4.50% 2025[8]	1,272	1,367
The Income Fund of America — Page 26 of 38

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.50% 2025[8]	$1,268	$1,362
Fannie Mae 4.50% 2025[8]	1,209	1,302
Fannie Mae 6.00% 2026[8]	3,498	3,992
Fannie Mae 7.00% 2026[8]	554	641
Fannie Mae 2.50% 2027[8]	1,568	1,612
Fannie Mae 2.50% 2027[8]	1,239	1,274
Fannie Mae 2.50% 2027[8]	1,066	1,097
Fannie Mae 2.50% 2027[8]	966	994
Fannie Mae 2.50% 2027[8]	584	600
Fannie Mae 2.50% 2027[8]	516	530
Fannie Mae 2.50% 2027[8]	514	528
Fannie Mae 2.50% 2028[8]	38,613	39,704
Fannie Mae 2.50% 2028[8]	12,860	13,216
Fannie Mae 2.50% 2028[8]	1,781	1,830
Fannie Mae 2.50% 2028[8]	1,696	1,742
Fannie Mae 2.50% 2028[8]	1,653	1,698
Fannie Mae 2.50% 2028[8]	1,624	1,669
Fannie Mae 2.50% 2028[8]	1,369	1,407
Fannie Mae 2.50% 2028[8]	1,216	1,250
Fannie Mae 2.50% 2028[8]	1,152	1,184
Fannie Mae 2.50% 2028[8]	888	912
Fannie Mae 2.50% 2028[8]	868	892
Fannie Mae 2.50% 2028[8]	853	877
Fannie Mae 2.50% 2028[8]	612	628
Fannie Mae 2.50% 2028[8]	572	588
Fannie Mae 2.50% 2028[8]	567	583
Fannie Mae 2.50% 2028[8]	537	552
Fannie Mae 2.50% 2028[8]	489	503
Fannie Mae 2.50% 2028[8]	480	493
Fannie Mae 2.50% 2028[8]	456	468
Fannie Mae 2.50% 2028[8]	454	467
Fannie Mae 2.50% 2028[8]	451	463
Fannie Mae 2.50% 2028[8]	449	461
Fannie Mae 2.50% 2028[8]	445	458
Fannie Mae 2.50% 2028[8]	312	321
Fannie Mae 2.50% 2028[8]	105	108
Fannie Mae 2.50% 2028[8]	60	61
Fannie Mae 6.00% 2028[8]	3,691	4,212
Fannie Mae 7.00% 2028[8]	1,345	1,559
Fannie Mae 7.00% 2028[8]	265	308
Fannie Mae 3.00% 2030[8,13]	20,000	20,933
Fannie Mae 5.50% 2033[8]	561	639
Fannie Mae 3.00% 2035[8]	3,778	3,902
Fannie Mae 3.50% 2035[8]	3,662	3,865
Fannie Mae 5.50% 2035[8]	529	602
Fannie Mae 5.50% 2036[8]	3,627	4,122
Fannie Mae 6.00% 2036[8]	1,508	1,727
Fannie Mae 6.00% 2036[8]	1,051	1,202
Fannie Mae 6.00% 2036[8]	727	832
Fannie Mae 6.00% 2037[8]	16,278	18,633
Fannie Mae 6.00% 2037[8]	2,957	3,405
Fannie Mae 6.00% 2037[8]	2,616	2,985
Fannie Mae 6.00% 2037[8]	162	184
Fannie Mae 6.50% 2037[8]	982	1,136
Fannie Mae 6.50% 2037[8]	824	951
The Income Fund of America — Page 27 of 38

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 6.50% 2037[8]	$657	$767
Fannie Mae 6.50% 2037[8]	236	272
Fannie Mae 7.00% 2037[8]	620	690
Fannie Mae 7.00% 2037[8]	403	449
Fannie Mae 7.50% 2037[8]	329	373
Fannie Mae 7.50% 2037[8]	112	125
Fannie Mae 7.50% 2037[8]	86	96
Fannie Mae 5.50% 2038[8]	816	923
Fannie Mae 6.00% 2038[8]	3,751	4,294
Fannie Mae 6.00% 2038[8]	2,441	2,786
Fannie Mae 6.00% 2038[8]	1,674	1,917
Fannie Mae 4.50% 2039[8]	26,960	29,730
Fannie Mae 6.00% 2039[8]	2,286	2,610
Fannie Mae 6.50% 2039[8]	757	878
Fannie Mae 4.00% 2040[8]	13,696	14,765
Fannie Mae 4.00% 2040[8]	8,403	9,004
Fannie Mae 4.00% 2040[8]	7,973	8,539
Fannie Mae 4.00% 2040[8]	504	548
Fannie Mae 4.50% 2040[8]	102	112
Fannie Mae 4.50% 2040[8]	78	85
Fannie Mae 5.00% 2040[8]	9,810	10,994
Fannie Mae 4.00% 2041[8]	11,172	12,101
Fannie Mae 4.00% 2041[8]	8,539	9,245
Fannie Mae 4.00% 2041[8]	830	901
Fannie Mae 4.00% 2041[8]	478	518
Fannie Mae 4.00% 2041[8]	406	441
Fannie Mae 4.00% 2041[8]	269	293
Fannie Mae 4.50% 2041[8]	291	318
Fannie Mae 5.00% 2041[8]	564	635
Fannie Mae 5.00% 2041[8]	533	600
Fannie Mae 5.00% 2041[8]	431	485
Fannie Mae 5.00% 2041[8]	372	421
Fannie Mae 3.50% 2042[8]	32,301	33,913
Fannie Mae 3.50% 2042[8]	24,107	25,307
Fannie Mae 3.50% 2042[8]	9,427	9,945
Fannie Mae 4.00% 2042[8]	27,839	30,155
Fannie Mae 4.00% 2042[8]	9,792	10,605
Fannie Mae 4.00% 2042[8]	4,118	4,471
Fannie Mae 4.00% 2042[8]	1,385	1,504
Fannie Mae 4.00% 2043[8]	10,409	11,352
Fannie Mae 4.00% 2043[8]	9,849	10,741
Fannie Mae 4.00% 2043[8]	3,855	4,204
Fannie Mae 4.00% 2043[8]	3,672	4,016
Fannie Mae 4.00% 2043[8]	3,632	3,960
Fannie Mae 4.00% 2043[8]	3,273	3,570
Fannie Mae 4.00% 2043[8]	2,962	3,240
Fannie Mae 4.00% 2043[8]	2,761	2,997
Fannie Mae 4.00% 2043[8]	779	832
Fannie Mae 3.00% 2044[8,13]	2,655	2,703
Fannie Mae 4.00% 2044[8,13]	34,160	36,523
Fannie Mae 4.50% 2044[8,13]	61,110	66,438
Fannie Mae 4.50% 2045[8,13]	104,140	113,350
Fannie Mae 6.50% 2047[8]	473	530
Fannie Mae 6.50% 2047[8]	460	516
Fannie Mae 6.50% 2047[8]	373	418
The Income Fund of America — Page 28 of 38

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 6.50% 2047[8]	$335	$375
Fannie Mae 6.50% 2047[8]	291	326
Fannie Mae 6.50% 2047[8]	124	139
Fannie Mae 7.00% 2047[8]	525	596
Fannie Mae 7.00% 2047[8]	292	331
Fannie Mae 7.00% 2047[8]	194	220
Fannie Mae 7.00% 2047[8]	130	148
Fannie Mae, Series 2001-4, Class GA, 9.424% 2025[7,8]	100	113
Fannie Mae, Series 2001-4, Class NA, 9.842% 2025[7,8]	2	2
Fannie Mae, Series 2001-20, Class E, 9.565% 2031[7,8]	118	130
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036[8]	1,558	1,764
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[8]	5,799	6,479
Fannie Mae, Series 2007-24, Class P, 6.00% 2037[8]	3,309	3,706
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[8]	448	499
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[8]	386	454
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[8]	254	298
Fannie Mae, Series 2002-W1, Class 2A, 6.482% 2042[7,8]	707	830
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027[8]	54	54
Freddie Mac 5.00% 2023[8]	2,498	2,717
Freddie Mac 5.00% 2023[8]	2,481	2,700
Freddie Mac 5.00% 2023[8]	2,454	2,670
Freddie Mac 5.00% 2023[8]	871	951
Freddie Mac 6.00% 2026[8]	544	619
Freddie Mac 6.00% 2027[8]	890	1,015
Freddie Mac 3.50% 2034[8]	17,787	18,738
Freddie Mac 3.00% 2035[8]	16,001	16,494
Freddie Mac 3.50% 2035[8]	33,218	35,006
Freddie Mac 3.50% 2035[8]	27,616	29,101
Freddie Mac 3.50% 2035[8]	4,244	4,474
Freddie Mac 4.50% 2035[8]	17,045	18,634
Freddie Mac 5.50% 2037[8]	778	876
Freddie Mac 5.50% 2038[8]	2,110	2,381
Freddie Mac 6.50% 2038[8]	2,343	2,696
Freddie Mac 4.50% 2039[8]	1,494	1,628
Freddie Mac 5.00% 2039[8]	3,602	4,064
Freddie Mac 5.00% 2039[8]	2,104	2,353
Freddie Mac 5.00% 2039[8]	1,493	1,665
Freddie Mac 5.50% 2039[8]	1,074	1,212
Freddie Mac 4.50% 2040[8]	36,348	39,628
Freddie Mac 4.00% 2041[8]	2,302	2,472
Freddie Mac 4.50% 2041[8]	3,509	3,830
Freddie Mac 4.50% 2041[8]	2,766	3,008
Freddie Mac 4.50% 2041[8]	2,663	2,897
Freddie Mac 5.00% 2041[8]	215	241
Freddie Mac 4.50% 2042[8]	5,717	6,229
Freddie Mac 4.50% 2042[8]	3,545	3,860
Freddie Mac 4.00% 2043[8]	7,154	7,734
Freddie Mac 4.00% 2043[8]	6,681	7,242
Freddie Mac 4.00% 2043[8]	5,387	5,852
Freddie Mac 4.00% 2043[8]	4,132	4,479
Freddie Mac 4.00% 2043[8]	3,370	3,681
Freddie Mac 4.00% 2043[8]	3,075	3,324
Freddie Mac 3.50% 2045[8,13]	30,000	31,327
Freddie Mac, Series 2890, Class KT, 4.50% 2019[8]	17,333	18,290
Freddie Mac, Series 2289, Class NB, 9.105% 2022[7,8]	10	11
The Income Fund of America — Page 29 of 38

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 2013-DN2, Class M-1, 1.631% 2023[7,8]	$2,964	$2,977
Freddie Mac, Series 2013-DN1, Class M-1, 3.581% 2023[7,8]	3,488	3,596
Freddie Mac, Series 2014-HQ2, Class M-1, 1.631% 2024[7,8]	5,642	5,681
Freddie Mac, Series 2014-HQ3, Class M-1, 1.831% 2024[7,8]	4,303	4,324
Freddie Mac, Series 2014-HQ2, Class M-2, 2.381% 2024[7,8]	5,815	5,877
Freddie Mac, Series 2014-DN4, Class M-2, 2.581% 2024[7,8]	6,155	6,255
Freddie Mac, Series 2015-DN1, Class M-1, 1.431% 2025[7,8]	1,968	1,974
Freddie Mac, Series 3061, Class PN, 5.50% 2035[8]	974	1,106
Freddie Mac, Series 3257, Class PA, 5.50% 2036[8]	5,930	6,697
Freddie Mac, Series 3312, Class PA, 5.50% 2037[8]	5,250	5,847
Freddie Mac, Series 3286, Class JN, 5.50% 2037[8]	5,076	5,649
Freddie Mac, Series 3318, Class JT, 5.50% 2037[8]	2,759	3,071
Freddie Mac, Series 3271, Class OA, 6.00% 2037[8]	5,089	5,611
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.45% 2044[7,8]	12,383	12,584
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.492% 2045[7,8]	3,497	3,493
Government National Mortgage Assn. 10.00% 2021[8]	255	289
Government National Mortgage Assn. 10.00% 2025[8]	218	243
Government National Mortgage Assn. 4.50% 2041[8]	1,807	1,967
Government National Mortgage Assn. 4.00% 2044[8]	38,967	41,711
Government National Mortgage Assn. 4.00% 2044[8]	18,074	19,393
Government National Mortgage Assn. 3.50% 2045[8,13]	147,000	154,717
Government National Mortgage Assn. 4.00% 2045[8,13]	92,000	98,228
Government National Mortgage Assn. 4.00% 2045[8,13]	70,000	74,834
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.014% 2038[7,8]	6,700	6,927
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[8]	10,000	10,538
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[7,8]	7,879	8,522
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A-2, 3.645% 2044[4,8]	1,133	1,148
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019[8]	759	760
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[4,8]	6,555	6,571
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 4.156% 2036[7,8]	6,585	5,616
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.057% 2045[7,8]	13,557	13,993
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[4,8]	5,747	5,866
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4,8]	6,638	6,792
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.885% 2049[7,8]	15,450	16,578
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.885% 2049[7,8]	13,972	14,987
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[8]	4,952	5,265
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-M, 6.208% 2051[7,8]	20,950	22,804
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[7,8]	19,274	19,648
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047[8]	12,000	12,457
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4,8]	5,672	6,342
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 2030[7,8]	3,732	3,753
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[8]	9,096	9,735
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[8]	9,791	10,352
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[7,8]	15,000	15,887
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[7,8]	10,035	10,813
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.029% 2050[7,8]	3,460	3,701
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[8]	24,107	25,245
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.077% 2049[7,8]	11,290	12,221
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2021[4,8]	8,745	9,192
Morgan Stanley Capital I Trust, Series 2011-C3, Class A-2, 3.224% 2049[8]	5,434	5,566
National Australia Bank 1.25% 2018[4,8]	5,000	4,984
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015[8]	709	710
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.18% 2036[7,8]	4,234	3,395
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[8]	8,000	8,471
The Income Fund of America — Page 30 of 38

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[7,8]	$19,050	$20,371
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.903% 2049[7,8]	8,500	9,080
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 6.15% 2051[7,8]	8,500	9,207
		1,923,702
Federal agency bonds & notes 0.37%
CoBank, ACB 7.875% 2018[4]	10,000	11,603
CoBank, ACB 0.871% 2022[4,7]	3,700	3,422
Fannie Mae 6.25% 2029	32,000	45,294
Fannie Mae 7.125% 2030	1,500	2,296
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[7,8]	4,285	4,297
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[8]	12,231	12,454
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[8]	7,000	7,234
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[7,8]	9,141	9,736
Fannie Mae, Series 2014-M1, multifamily 3.479% 2023[7,8]	450	476
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[7,8]	10,100	10,877
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[7,8]	7,990	8,352
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[7,8]	10,475	11,293
Federal Home Loan Bank 5.50% 2036	100	136
Freddie Mac 2.50% 2016	22,500	23,019
Freddie Mac 0.75% 2018	66,300	66,014
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[8]	11,000	11,071
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[8]	6,906	7,008
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[8]	8,000	8,071
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[8]	8,280	8,386
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[8]	7,000	7,193
Freddie Mac, Series K036, Class A1, multifamily 2.777% 2023[8]	12,389	12,888
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[8]	9,800	10,353
Freddie Mac, Series K035, Class A2, multifamily 3.458% 2023[7,8]	3,000	3,235
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[7,8]	9,465	10,248
Freddie Mac, Series K042, Class A2, multifamily 2.67% 2024[8]	19,015	19,222
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[8]	26,000	27,187
Freddie Mac, Series K041, Class A-2, multifamily 3.171% 2024[8]	1,300	1,369
Freddie Mac, Series K040, Class A2, multifamily 3.241% 2024[8]	8,945	9,471
Private Export Funding Corp. 3.55% 2024	1,660	1,786
Tennessee Valley Authority 1.875% 2022	850	826
Tennessee Valley Authority, Series A, 3.875% 2021	850	946
Tennessee Valley Authority, Series B, 3.50% 2042	500	499
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	700	848
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000	10,149
		367,259
Asset-backed obligations 0.37%
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017[8]	102	103
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[4,8]	10,500	10,578
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[4,8]	10,000	9,997
Ally Auto Receivables Trust, Series 2014-1, Class A3, 0.97% 2018[8]	6,990	6,991
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[8]	7,155	7,191
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A-3, 1.26% 2019[8]	6,130	6,127
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[8]	4,810	4,822
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40% 2021[8]	6,000	5,995
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[4,8]	2,930	2,935
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[8]	8,000	8,055
CarMaxAuto Owner Trust, Series 2014-1, Class A-2, 0.47% 2017[8]	2,081	2,081
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018[8]	6,105	6,104
The Income Fund of America — Page 31 of 38

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CarMaxAuto Owner Trust, Series 2014-3, Class A-3, 1.16% 2019[8]	$4,650	$4,656
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[8]	6,600	6,616
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.598% 2026[4,7,8]	4,857	4,858
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029[8]	13,630	1,583
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 2035[4,8]	1,083	1,097
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-4, AMBAC insured, 5.20% 2035[4,7,8]	1,145	1,190
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.322% 2037[7,8]	1,826	1,665
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.332% 2037[7,8]	3,203	2,913
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[8]	7,175	7,277
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90% 2022[8]	10,000	9,997
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[4,8]	8,900	8,942
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[4,8]	2,352	2,350
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[4,8]	7,735	7,745
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[8]	4,000	3,992
Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.89% 2017[8]	4,750	4,753
Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 2018[8]	13,990	13,989
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[4,8]	2,405	2,451
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[4,8]	6,300	6,328
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[4,8]	24,260	24,601
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A-1, 1.98% 2022[8]	7,780	7,786
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.581% 2028[4,7,8]	3,000	3,000
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[4,8]	8,500	8,517
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,5,8]	7,518	7,501
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021[1,5,8]	1,622	1,618
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.381% 2037[7,8]	13,387	2,800
Honda Auto Receivables Owner Trust, Series 2014-1, Class A-3, 0.67% 2017[8]	5,265	5,260
Honda Auto Receivables Owner Trust, Series 2015-1, Class A-2, 0.70% 2017[8]	4,705	4,708
Honda Auto Receivables Owner Trust, Series 2014-3, Class A-3, 0.88% 2017[8]	7,560	7,561
Honda Auto Receivables Owner Trust, Series 2014-4, Class A-3, 0.99% 2018[8]	6,120	6,118
Hyundai Auto Receivables Trust, Series 2014-A, Class A2, 0.46% 2017[8]	1,099	1,099
Hyundai Auto Receivables Trust, Series 2015-A, Class A-2, 0.68% 2017[8]	13,000	13,008
Hyundai Auto Receivables Trust, Series 2013-B, Class A4, 1.01% 2019[8]	7,000	7,018
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.341% 2037[7,8]	1,832	1,646
Mercedes-Benz Auto Receivables Trust, Series 2014-1, Class A3, 0.87% 2018[8]	7,000	6,994
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[7,8]	416	435
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[8]	13,800	13,877
Santander Drive Auto Receivables Trust, Series 2014-3, Class A3, 0.81% 2018[8]	6,000	5,997
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08% 2018[8]	6,685	6,686
Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.19% 2018[8]	5,000	5,010
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[8]	2,300	2,305
Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.82% 2019[8]	6,000	6,010
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 2019[8]	5,000	5,067
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[8]	16,550	16,525
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[8]	5,340	5,375
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018[8]	11,750	11,747
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[8]	9,000	8,986
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[8]	4,625	4,626
		365,262
Bonds & notes of governments & government agencies outside the U.S. 0.12%
Colombia (Republic of) Global 5.625% 2044	11,700	12,958
Croatian Government 6.75% 2019	3,200	3,582
Croatian Government 6.375% 2021	5,000	5,537
Hungarian Government 6.25% 2020	3,410	3,916
The Income Fund of America — Page 32 of 38

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Peru (Republic of) 5.625% 2050	$1,870	$2,258
Polish Government 6.375% 2019	6,060	7,130
Polish Government 5.00% 2022	3,000	3,430
Slovenia (Republic of) 5.50% 2022	9,000	10,419
Spanish Government 4.00% 2018[4]	52,765	56,310
United Mexican States Government Global 3.60% 2025	6,000	6,114
United Mexican States Government Global 5.55% 2045	7,000	8,015
		119,669
Municipals 0.06%
State of California, Various Purpose G.O. Bonds, 5.00% 2043	7,500	8,470
State of California, Various Purpose G.O. Bonds, 6.20% 2019	24,675	28,574
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	8,500	8,711
State of New Jersey, Econ. Dev. Auth., Energy Fac. Rev. Bonds (ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 2030[4,10]	1,875	544
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	8,500	8,397
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	6,500	6,623
		61,319
Total bonds, notes & other debt instruments (cost: $19,767,520,000)		20,213,896
Short-term securities 4.94%
CAFCO, LLC 0.22% due 5/1/2015	14,400	14,400
Chariot Funding, LLC 0.25% due 6/8/2015[4]	40,000	39,992
Chevron Corp. 0.13%–0.14% due 5/20/2015–7/2/2015[4]	100,000	99,983
Ciesco LLC 0.30% due 9/9/2015	50,000	49,953
Coca-Cola Co. 0.14%–0.17% due 6/10/2015–8/11/2015[4]	125,000	124,974
Emerson Electric Co. 0.12% due 7/24/2015[4]	10,100	10,097
Fannie Mae 0.08%–0.30% due 5/1/2015–3/1/2016	1,203,000	1,202,417
Federal Farm Credit Banks 0.10%–0.17% due 5/28/2015–11/24/2015	355,100	355,075
Federal Home Loan Bank 0.06%–0.20% due 5/1/2015–1/26/2016	1,263,215	1,263,146
Freddie Mac 0.08%–0.21% due 5/1/2015–1/6/2016	1,087,800	1,087,581
General Electric Capital Corp. 0.21% due 6/5/2015	75,000	74,992
General Electric Co. 0.24% due 7/14/2015	50,000	49,987
John Deere Capital Corp. 0.12% due 6/3/2015[4]	40,640	40,635
Jupiter Securitization Co., LLC 0.28% due 10/8/2015[4]	50,000	49,928
Paccar Financial Corp. 0.09% due 5/21/2015	40,000	39,997
Pfizer Inc 0.14%–0.15% due 7/16/2015–8/3/2015[4]	95,000	94,978
Precision Castparts Corp. 0.13%–0.15% due 7/28/2015–8/3/2015[4]	65,000	64,964
Private Export Funding Corp. 0.18% due 7/7/2015[4]	25,000	24,991
U.S. Treasury Bills 0.10%–0.13% due 7/2/2015–10/1/2015	191,900	191,899
United Technologies Corp. 0.09% due 5/29/2015[4]	25,500	25,498
Total short-term securities (cost: $4,904,624,000)		4,905,487
Total investment securities 100.33% (cost: $81,711,864,000)		99,651,565
Other assets less liabilities (0.33)%		(331,809)
Net assets 100.00%		$99,319,756
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The Income Fund of America — Page 33 of 38

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $477,233,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized depreciation at 4/30/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	5/11/2015	JPMorgan Chase	$124,597	A$163,200	$(4,472)
Australian dollars	5/20/2015	HSBC Bank	$30,185	A$39,000	(642)
Euros	5/20/2015	UBS AG	$170,115	€157,600	(6,893)
					$(12,007)
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended April 30, 2015, appear below.
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 4/30/2015 (000)
Waste Management, Inc.	27,982,868	—	5,079,515	22,903,353	$29,334	$1,134,403
Iron Mountain Inc.	12,457,211	1,187,569	—	13,644,780	67,384	470,608
Iron Mountain Inc. 5.75% 2024	$2,175,000	$2,150,000	—	$4,325,000	149	4,487
Iron Mountain Inc. 6.00% 2023	$950,000	—	—	$950,000	43	1,015
Digital Realty Trust, Inc.	8,346,000	—	1,231,000	7,115,000	19,583	451,162
TalkTalk Telecom Group PLC[1]	57,242,000	—	—	57,242,000	4,128	321,041
R.R. Donnelley & Sons Co.	13,345,400	—	—	13,345,400	10,409	248,491
R.R. Donnelley & Sons Co. 7.00% 2022	$16,735,000	$2,500,000	$1,735,000	$17,500,000	916	19,447
R.R. Donnelley & Sons Co. 6.50% 2023	$11,125,000	$3,500,000	$3,045,000	$11,580,000	530	12,362
R.R. Donnelley & Sons Co. 7.25% 2018	$7,234,000	—	—	$7,234,000	391	8,057
R.R. Donnelley & Sons Co. 7.875% 2021	$3,050,000	—	—	$3,050,000	141	3,515
Outfront Media Inc.	7,800,000	1,264,824	—	9,064,824	44,996	260,342
Outfront Media Inc. 5.625% 2024[4]	—	$7,075,000	—	$7,075,000	30	7,367
Baytex Energy Corp.[14]	5,106,281	6,883,079	—	11,989,360	8,101	234,222
Baytex Energy Corp. 5.125% 2021[4]	—	$7,675,000	—	$7,675,000	37	7,522
Diebold, Inc.	3,925,000	—	—	3,925,000	3,385	136,472
TerraForm Power, Inc.	—	3,190,000	—	3,190,000	—	126,101
Redwood Trust, Inc.	2,479,888	2,599,829	—	5,079,717	3,084	87,320
Rotech Healthcare Inc., Term Loan, 13.00% 2020[1,6,7,8,9]	$18,566,454	$1,616,177	—	$20,182,631	1,900	20,082
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[1,7,8,9]	$12,009,250	—	$90,750	$11,918,500	501	11,859
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[1,7,8,9]	$9,200,000	—	—	$9,200,000	700	9,154
Rotech Healthcare Inc.[1,2]	543,172	—	—	543,172	—	7,876
Douglas Dynamics, Inc.	1,444,000	—	—	1,444,000	949	31,407
Cliffs Natural Resources Inc., Series A, 7.00% convertible preferred 2016	$2,925,000	—	—	$2,925,000	3,839	17,491
Cliffs Natural Resources Inc. 4.875% 2021	$4,945,000	—	—	$4,945,000	192	2,794
Cliffs Natural Resources Inc.	7,354,581	—	7,354,581	—	2,206	—
Healthscope Ltd.[1,15]	101,831,569	—	29,217,120	72,614,449	2,234	—
MeadWestvaco Corp.[15]	11,281,000	—	3,841,979	7,439,021	5,375	—
Northwest Bancshares, Inc.[15]	4,850,000	—	4,850,000	—	1,310	—
					$211,847	$3,634,597

The Income Fund of America — Page 34 of 38

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $16,618,696,000, which represented 16.73% of the net assets of the fund. This amount includes $16,367,324,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,826,515,000, which represented 5.87% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]	Coupon rate may change periodically.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $743,154,000, which represented .75% of the net assets of the fund.
[10]	Scheduled interest and/or principal payment was not received.
[11]	A portion of this security was pledged as collateral. The total value of pledged collateral was $11,531,000, which represented .01% of the net assets of the fund.
[12]	Index-linked bond whose principal amount moves with a government price index.
[13]	Purchased on a TBA basis.
[14]	This security was an unaffiliated issuer in its initial period of acquisition at 7/31/2014; it was not publicly disclosed.
[15]	Unaffiliated issuer at 4/30/2015.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-2, 2.275% convertible preferred	5/2/2013	$13,171	$10,225.01%
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021	4/7/2015	7,518	7,501.01
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021	4/7/2015	1,622	1,618.00
Revel AC, Inc.	2/14/2011-10/25/2012	56,224	—	.00
Total private placement securities		$ 78,535	$ 19,344.02%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
The Income Fund of America — Page 35 of 38

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
The Income Fund of America — Page 36 of 38

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$8,049,774	$1,864,397	$7,876	$9,922,047
Financials	7,323,142	2,332,665	—	9,655,807
Industrials	7,063,648	1,924,765	2	8,988,415
Information technology	7,705,580	916,390	—	8,621,970
Consumer staples	6,333,873	884,399	—	7,218,272
Energy	4,952,093	1,186,393	191	6,138,677
Materials	4,226,633	921,260	—	5,147,893
Consumer discretionary	3,472,683	1,321,410	—	4,794,093
Telecommunication services	1,867,005	2,489,434	—	4,356,439
Utilities	2,477,592	1,705,405	—	4,182,997
Miscellaneous	3,144,225	860,707	—	4,004,932
Preferred securities	469,702	—	—	469,702
Rights & warrants	—	—	30	30
Convertible stocks	547,391	41,659	—	589,050
Convertible bonds	—	441,858	—	441,858
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	14,144,547	118,969	14,263,516
U.S. Treasury bonds & notes	—	3,113,169	—	3,113,169
Mortgage-backed obligations	—	1,923,702	—	1,923,702
Federal agency bonds & notes	—	367,259	—	367,259
Asset-backed obligations	—	365,262	—	365,262
Bonds & notes of governments & government agencies outside the U.S.	—	119,669	—	119,669
Municipals	—	61,319	—	61,319
Short-term securities	—	4,905,487	—	4,905,487
Total	$57,633,341	$41,891,156	$127,068	$99,651,565

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(12,007)	$—	$(12,007)
*	Securities with a value of $16,367,324,000, which represented 16.48% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
The Income Fund of America — Page 37 of 38

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$19,706,846
Gross unrealized depreciation on investment securities	(1,801,627)
Net unrealized appreciation on investment securities	17,905,219
Cost of investment securities	81,746,346

Key to abbreviations and symbols
ADR = American Depositary Receipts
Auth. = Authority
Dev. = Development
Econ. = Economic
Fac. = Facility
FDR = Fiduciary Depositary Receipts
Fin. = Finance
G.O. = General Obligation
GDR = Global Depositary Receipts
LOC = Letter of Credit
Ref. = Refunding
Rev. = Revenue
TBA = To be announced
A$ = Australian dollars
CAD = Canadian dollars
€ = Euros
GBP = British pounds
HKD = Hong Kong dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-006-0615O-S42172	The Income Fund of America — Page 38 of 38

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in our internal control over financial reporting during the quarter ended April 30, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the The Income Fund of America’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the The Income Fund of America’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: June 26, 2015

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: June 26, 2015